UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America®
Semi-annual report for the six months ended June 30, 2015

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–2.68%	2.72%	2.94%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated March 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Rising interest rates, driven by expectations of tightening U.S. monetary policy, resulted in essentially flat returns during The Bond Fund of America’s current fiscal year. For the six months ended June 30, 2015, the fund declined 0.11%.

By way of comparison, the unmanaged Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — lost 0.10%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, slipped 0.02%. The fund continues to keep pace with these benchmarks over longer periods, as shown in the chart below.

The fund’s dividend income helped offset the slight decline in bond prices. During the period, the fund paid dividends totaling 12 cents a share. For investors, this amounted to an income return of 0.92% with dividends reinvested, and the same amount if taken in cash.

Bond market overview

The first half of the fund’s fiscal year was characterized by mixed reports on the health of the U.S. economy and indications that the Federal Reserve intends to raise short-term interest rates. Early in the year, cold weather and a labor dispute at West Coast ports contributed to a slight contraction in first-quarter U.S. economic growth.

Results at a glance

For periods ended June 30, 2015, with all distributions reinvested

	Cumulative
	total return	Average annual total returns
					Lifetime
	1 year	3 years	5 years	10 years	(since 5/28/74)

The Bond Fund of America (Class A shares)	1.12%	1.93%	3.51%	3.34%	7.87%
Barclays U.S. Aggregate Index*	1.86	1.83	3.35	4.44	7.83
Lipper Core Bond Funds Average†	1.11	2.06	3.54	4.03	7.66

*	The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

The Bond Fund of America	1

However, steady employment gains, rising home prices and strong auto sales point toward a significant rebound in the second quarter.

With Fed officials repeatedly signaling that they intend to hike rates in 2015, the yield on the benchmark 10-year U.S. Treasury bond rose from 2.17% at the end of December to a high of 2.50% on June 10. A flare-up in Greece’s long-running debt crisis and a sharp decline in China’s stock market sparked a safe-haven rally toward the end of June, contributing to a moderate decline in bond yields during that time. The 10-year Treasury closed the six-month period at 2.35%.

Rising interest rates, while dampening bond prices, also prompted high levels of corporate debt issuance in the first half of the year. Rushing to borrow before the Fed tightens, companies sold more than $750 billion of investment-grade bonds from January to June. Many of the bond sales were driven by M&A activity, including a $21 billion offering by drug manufacturer Actavis to finance its purchase of Botox-maker Allergan. It was the second largest U.S. corporate bond sale in history.

Inside the portfolio

The fund generally moved into higher quality and more liquid securities over the six-month period. This reflects the view that levels of uncertainty are increasing throughout the world — from Greece to Ukraine to the Middle East. In such an environment, a defensive portfolio is a prudent strategy.

Compared to the index, the fund maintains an underweight exposure to U.S. Treasury securities. Within these Treasury investments, the fund managers favor Treasury Inflation Protected Securities (TIPS) due to attractive valuations and the safeguard they offer against potentially rising levels of inflation. Managers added to the portfolio’s holdings of high-quality mortgage-backed securities. However, the fund’s MBS investments remained underweight compared to the index because of high valuations in the sector.

The fund’s overall exposure to corporate bonds remained little changed, although the surge of new issuance allowed managers to add to investments in the food & beverage, pharmaceuticals and telecommunications sectors. Managers also increased holdings of asset-backed securities, particularly bonds backed by auto loans. The fund

The fund’s 30-day yield for Class A shares as of July 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.28%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.84%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

2	The Bond Fund of America

holds a relatively small number of U.S. high-yield bonds and emerging markets debt, and both of those sectors were reduced.

Looking ahead

The second half of 2015 should produce stronger growth as long-term trends in key indicators such as employment and housing continue to reflect an improving economy. Given these trends, the Fed will probably raise short-term interest rates before the end of the year; however, the pace of subsequent rate increases is likely to be slower than market consensus. Therefore, the fund’s duration remains slightly longer than that of the index.

Interest rates are likely to move gradually higher as the Fed seeks to normalize monetary policy. In the short term, this process hurts existing bond prices. But it is important to remember that over the long term, higher interest rates are beneficial for fixed-income investors because they allow reinvestment to occur at higher yields, and ultimately produce better total return opportunities.

Many investors choose The Bond Fund of America to provide income and a degree of capital preservation as part of a diversified investment portfolio. We remain confident that the fund can serve our investors well in this regard. Thank you for your continued interest. We look forward to reporting to you again in six months.

Cordially,

John H. Smet

President

August 10, 2015

For current information about the fund,visit americanfunds.com.

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds. Jim was an admired colleague, insightful investor and forceful advocate for our funds’ shareholders. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

The Bond Fund of America	3

Summary investment portfolio June 30, 2015	unaudited

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	34.14%
AAA/Aaa	26.31
AA/Aa	5.10
A/A	15.10
BBB/Baa	12.78
Below investment grade	1.97
Unrated	.71
Other	.12
Short-term securities & other assets less liabilities	3.77
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.08%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 31.72%

U.S. Treasury 26.42%
U.S. Treasury 1.25% 2018	$244,450	$245,176
U.S. Treasury 1.375% 2018	115,525	116,635
U.S. Treasury 1.50% 2018	92,050	93,215
U.S. Treasury 1.50% 2019	136,926	137,594
U.S. Treasury 1.50% 2019	130,225	130,148
U.S. Treasury 1.625% 2019	684,525	690,035
U.S. Treasury 1.625% 2019	627,150	629,232
U.S. Treasury 1.625% 2019	243,150	244,974
U.S. Treasury 1.75% 2019	215,575	218,000
U.S. Treasury 1.125% 2020	115,100	112,529
U.S. Treasury 1.25% 2020	377,225	371,951

4	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.375% 2020	$94,750	$93,640
U.S. Treasury 1.50% 2020	358,525	356,270
U.S. Treasury 2.125% 2021	205,000	206,285
U.S. Treasury 2.25% 2021	309,300	315,628
U.S. Treasury 1.50% 2022	160,000	154,699
U.S. Treasury 1.75% 2022	175,000	171,560
U.S. Treasury 1.75% 2022	100,000	97,962
U.S. Treasury 1.875% 2022	129,750	128,117
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 2.00% 2025	366,675	355,440
U.S. Treasury 2.125% 2025	287,722	281,901
U.S. Treasury 6.875% 2025	77,500	109,499
U.S. Treasury 4.50% 2036	84,207	105,522
U.S. Treasury 2.875% 2043	118,300	112,256
U.S. Treasury 2.50% 2045	150,688	132,052
U.S. Treasury 3.00% 2045	466,785	455,424
U.S. Treasury 0.25%–8.75% 2015–2044[1]	1,219,848	1,247,666
		7,453,815

U.S. Treasury inflation-protected securities 5.30%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	121,208	118,157
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	483,019	473,899
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	218,923	228,812
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	259,177	234,107
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2043[2]	474,852	439,386
		1,494,361

Total U.S. Treasury bonds & notes		8,948,176

Corporate bonds & notes 27.39%

Financials 7.41%
Other securities		2,089,474

Health care 4.96%
Other securities		1,399,643

Energy 3.35%
Other securities		945,361

Utilities 2.79%
Other securities		785,989

Consumer discretionary 2.69%
Other securities		758,508

Consumer staples 2.23%
Other securities		629,446

Telecommunication services 1.69%
Other securities		475,681

Industrials 1.19%
Other securities		336,174

Materials 0.57%
Other securities		161,117

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)

Information technology 0.51%
Other securities		$144,331

Total corporate bonds & notes		7,725,724

Mortgage-backed obligations 24.28%

Federal agency mortgage-backed obligations 19.61%
Fannie Mae 3.50% 2045[3,4]	$180,000	184,679
Fannie Mae 4.50% 2045[3,4]	532,080	574,896
Fannie Mae 0%–11.01% 2017–2047[3,4,5]	572,549	608,786
Freddie Mac 3.00% 2035[3]	116,724	118,476
Freddie Mac 0%–7.50% 2019–2047[3,4,5]	416,944	446,255
Government National Mortgage Assn. 4.00% 2044[3]	290,594	307,724
Government National Mortgage Assn. 3.50% 2045[3,4]	825,990	853,480
Government National Mortgage Assn. 3.50% 2045[3,4]	130,275	134,962
Government National Mortgage Assn. 4.00% 2045[3,4]	1,060,100	1,120,642
Government National Mortgage Assn. 4.00% 2045[3,4]	996,935	1,055,349
Government National Mortgage Assn. 0.95%–10.00% 2021–2065[3,5]	111,836	120,610
Other securities		4,042
		5,529,901

Collateralized mortgage-backed (privately originated) 0.41%
Freddie Mac 1.04%–3.59% 2023–2025[3,5]	95,824	95,705
Other securities		19,686
		115,391

Other 4.26%
Other securities		1,203,011

Total mortgage-backed obligations		6,848,303

Bonds & notes of governments & government agencies outside the U.S. 4.09%
Japanese Government, Series 19, 0.10% 2024[2]	¥12,163,424	106,848
Other securities		1,047,681
		1,154,529

Federal agency bonds & notes 2.42%
Fannie Mae 0.48%–7.13% 2015–2030[3,5]	$96,378	100,470
Federal Home Loan Bank 2.13%–5.50% 2016–2036	64,145	67,140
Freddie Mac 0.74%–3.53% 2019–2025[3,5]	225,346	227,339
Other securities		287,880
		682,829

Other bonds & notes 6.18%
Other securities		1,741,541

Total bonds, notes & other debt instruments (cost: $26,960,848,000)		27,101,102

Convertible stocks 0.04%	Shares
Industrials 0.04%
Other securities		11,638

Total convertible stocks (cost: $13,571,000)		11,638

6	The Bond Fund of America

Preferred securities 0.01%	Shares	Value (000)
U.S. government agency securities 0.01%
Other securities		$4,338

Total preferred securities (cost: $5,820,000)		4,338

Common stocks 0.10%
Other 0.05%
Other securities		13,997

Miscellaneous 0.05%
Other common stocks in initial period of acquisition		13,437

Total common stocks (cost: $78,627,000)		27,434

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $671,000)		—

Short-term securities 17.02%	Principal amount (000)
Abbott Laboratories 0.11% due 8/20/2015–8/27/2015[6]	$100,000	99,986
Chariot Funding, LLC 0.27%–0.30% due 8/17/2015–10/23/2015[6]	55,000	54,965
Chevron Corp. 0.10%–0.14% due 7/1/2015–9/22/2015[6]	184,800	184,744
Coca-Cola Co. 0.13%–0.40% due 7/21/2015–1/26/2016[6]	204,100	203,924
Emerson Electric Co. 0.10%–0.13% due 7/23/2015–9/8/2015[6]	107,700	107,675
ExxonMobil Corp. 0.10%–0.12% due 8/18/2015–9/23/2015	154,800	154,743
Fannie Mae 0.09%–0.24% due 7/1/2015–1/19/2016	593,800	593,524
Federal Farm Credit Banks 0.08%–0.22% due 8/5/2015–3/10/2016	175,200	175,071
Federal Home Loan Bank 0.06%–0.29% due 7/6/2015–2/2/2016	1,731,250	1,731,044
Freddie Mac 0.10%–0.22% due 7/7/2015–1/20/2016	897,730	897,468
Jupiter Securitization Co., LLC 0.30%–0.32% due 11/3/2015–11/25/2015[6]	125,000	124,837
U.S. Treasury Bills 0.11% due 7/2/2015	50,000	50,000
Other securities		421,824

Total short-term securities (cost: $4,799,166,000)		4,799,805
Total investment securities 113.25% (cost: $31,858,703,000)		31,944,317
Other assets less liabilities (13.25)%		(3,737,240)

Net assets 100.00%		$28,207,077

The Bond Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $224,931,000, which represented .80% of the net assets of the funds. Some of the securities in “Other securities” (with an aggregate value of $47,962,000, an aggregate cost of $73,283,000, and which represented .17% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participantions and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,181,000, which represented .15% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $344,967,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Mexican pesos	7/17/2015	Bank of New York Mellon	MXN74,682	$4,785	$(39)

Sales:
Australian dollars	8/6/2015	Bank of America, N.A.	$7,735	A$ 10,000	36
Brazilian reais	7/13/2015	Citibank	$1,650	BRL5,025	42
Brazilian reais	7/27/2015	Citibank	$7,848	BRL24,500	47
British pounds	7/10/2015	Bank of New York Mellon	$1,837	£1,200	(48)
British pounds	7/15/2015	UBS AG	$4,905	£3,165	(68)
British pounds	7/28/2015	Bank of America, N.A.	$6,128	£3,900	1
Danish kroner	7/22/2015	HSBC Bank	$24,082	DKr158,000	456
Danish kroner	7/29/2015	HSBC Bank	$9,020	DKr60,000	47
Euros	7/14/2015	Barclays Bank PLC	$4,045	€3,700	(81)
Euros	7/29/2015	Bank of America, N.A.	$2,496	€2,200	43
Euros	8/5/2015	JPMorgan Chase	$37,752	€33,200	720
Euros	8/5/2015	JPMorgan Chase	$56,762	€51,000	(123)
Euros	8/6/2015	UBS AG	$24,992	€22,280	140
Euros	8/6/2015	HSBC Bank	$108,534	€97,250	59
Japanese yen	7/8/2015	UBS AG	$50,793	¥6,280,000	(526)
Japanese yen	7/10/2015	Citibank	$50,978	¥6,315,000	(628)
Japanese yen	8/14/2015	UBS AG	$5,852	¥715,000	7
Mexican pesos	7/15/2015	HSBC Bank	$5,559	MXN85,805	106
Mexican pesos	7/20/2015	Barclays Bank PLC	$10,410	MXN157,995	373
					$603
Forward currency contracts — net					$564

8	The Bond Fund of America

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $12,314,924,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$13,800,000	$(690)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	180,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(885)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	320
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(83)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	273,000	(14)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,300,000	(273)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	742,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(337)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.17	5/12/2018	20,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	270,000	(402)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11	5/30/2019	250,000	(230)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	100,000	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,039
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,301
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	512
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	936
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,016
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	590
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,602
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	2,105
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	179
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	480
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	414
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	(137)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	(736)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	(259)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	(246)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	2/17/2020	121,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	(189)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	(295)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	113
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	(374)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	(2,185)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	4/8/2020	175,000	(2,046)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.648	5/5/2020	38,000	(175)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/26/2020	40,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	250,000	(1,103)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(649)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	273,200	451
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	100,000	303
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	100,000	456

The Bond Fund of America	9

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86%	6/19/2020	$95,000	$397
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	282,100	496
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	140,000	108
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,000	146
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	150,000	272
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	119,500	(43)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	75,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(390)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(554)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	151,000	3,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	151,000	(3,302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.03798	5/21/2022	100,000	558
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9565	6/1/2022	15,000	(168)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(1,484)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(730)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(3,702)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(623)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,398)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,358)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(101)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(1,074)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	223
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	1,013
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	125
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	243
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	133
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	54,000	2,559
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	463
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	1,262
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	6,100,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	20,000	483
Pay	LCH.Clearnet	3-month USD-LIBOR	2.255	5/20/2025	150,000	2,662
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	145,000	(1,218)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	20,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	6,552
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	435
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	1,753
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(5,767)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(1,327)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(1,538)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(802)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	20,500	137
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	1,602
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	1,436
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	245
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	277
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6025	2/20/2045	10,700	(749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	1,859

10	The Bond Fund of America

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.38452	4/27/2045	$13,500	$1,560
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3942	4/28/2045	9,500	1,079
Pay	LCH.Clearnet	3-month USD-LIBOR	2.39005	4/29/2045	9,500	1,085
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	5/5/2045	9,500	809
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5745	5/5/2045	5,000	381
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	40,000	5,409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.717	5/26/2045	45,000	2,101
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	9,000	593
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	23,000	376
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	9,300	185
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	30,000	391
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	30,150	(901)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	45,000	(40)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	34,500	(403)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	9,000	—
						$17,577

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,455,000 over the prior 11-month period.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$48,500	$(888)

The Bond Fund of America	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $132,063,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,132,816,000, which represented 14.65% of the net assets of the fund.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

BRL = Brazilian reais

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

See Notes to Financial Statements

12	The Bond Fund of America

Financial statements

Statement of assets and liabilities at June 30, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $31,858,703)		$31,944,317
Cash denominated in currencies other than U.S. dollars (cost: $8,526)		8,503
Cash		4,477
Unrealized appreciation on open forward currency contracts		2,077
Receivables for:
Sales of investments	$5,311,753
Sales of fund’s shares	40,990
Closed forward currency contracts	311
Variation margin	6,995
Dividends and interest	158,908
Other	122	5,519,079
		37,478,453
Liabilities:
Unrealized depreciation on open forward currency contracts		1,513
Payables for:
Purchases of investments	9,201,936
Repurchases of fund’s shares	44,057
Dividends on fund’s shares	1,563
Closed forward currency contracts	180
Investment advisory services	4,453
Services provided by related parties	8,171
Trustees’ deferred compensation	764
Variation margin	7,836
Other	903	9,269,863
Net assets at June 30, 2015		$28,207,077

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,726,707
Undistributed net investment income		1,134
Accumulated net realized loss		(1,623,704)
Net unrealized appreciation		102,940
Net assets at June 30, 2015		$28,207,077

See Notes to Financial Statements

The Bond Fund of America	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,224,273 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$18,659,740	1,471,416	$12.68
Class B	117,681	9,280	12.68
Class C	1,424,603	112,337	12.68
Class F-1	668,619	52,724	12.68
Class F-2	1,463,846	115,432	12.68
Class 529-A	934,444	73,686	12.68
Class 529-B	10,773	850	12.68
Class 529-C	361,241	28,486	12.68
Class 529-E	50,205	3,959	12.68
Class 529-F-1	70,756	5,579	12.68
Class R-1	52,785	4,162	12.68
Class R-2	583,421	46,006	12.68
Class R-2E	162	13	12.68
Class R-3	703,847	55,502	12.68
Class R-4	506,870	39,969	12.68
Class R-5	207,370	16,352	12.68
Class R-6	2,390,714	188,520	12.68

See Notes to Financial Statements

14	The Bond Fund of America

Statement of operations for the six months ended June 30, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $149)	$335,527
Dividends	45	$335,572
Fees and expenses*:
Investment advisory services	26,575
Distribution services	39,520
Transfer agent services	18,062
Administrative services	3,268
Reports to shareholders	1,051
Registration statement and prospectus	470
Trustees’ compensation	123
Auditing and legal	50
Custodian	132
State and local taxes	1
Other	998	90,250
Net investment income		245,322

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $476)	143,467
Forward currency contracts	24,415
Interest rate swaps	26,060
Credit default swaps	44
Currency transactions	(910)	193,076
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $26)	(500,571)
Forward currency contracts	(8,105)
Interest rate swaps	36,292
Credit default swaps	(711)
Currency translations	796	(472,299)
Net realized gain and unrealized depreciation		(279,223)

Net decrease in net assets resulting from operations		$(33,901)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2015*	December 31, 2014

Operations:
Net investment income	$245,322	$556,310
Net realized gain	193,076	555,956
Net unrealized (depreciation) appreciation	(472,299)	328,394
Net (decrease) increase in net assets resulting from operations	(33,901)	1,440,660

Dividends paid or accrued to shareholders from net investment income	(253,918)	(565,791)

Net capital share transactions	526,484	81,839

Total increase in net assets	238,665	956,708

Net assets:
Beginning of period	27,968,412	27,011,704
End of period (including undistributed net investment income: $1,134 and $9,730, respectively)	$28,207,077	$27,968,412

* Unaudited.

See Notes to Financial Statements

16	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

The Bond Fund of America	17

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	The Bond Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

The Bond Fund of America	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

20	The Bond Fund of America

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,948,176	$—	$8,948,176
Corporate bonds & notes	—	7,703,664	22,060	7,725,724
Mortgage-backed obligations	—	6,848,303	—	6,848,303
Bonds & notes of governments & government agencies outside the U.S.	—	1,154,529	—	1,154,529
Asset-backed obligations	—	1,037,269	—	1,037,269
Municipals	—	704,272	—	704,272
Federal agency bonds & notes	—	682,829	—	682,829
Convertible stocks	—	11,638	—	11,638
Preferred securities	—	4,338	—	4,338
Common stocks	24	22,449	4,961	27,434
Rights & warrants	—	—	—	—
Short-term securities	—	4,799,805	—	4,799,805
Total	$24	$31,917,272	$27,021	$31,944,317

The Bond Fund of America	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,077	$—	$2,077
Unrealized appreciation on interest rate swaps	—	58,615	—	58,615
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,513)	—	(1,513)
Unrealized depreciation on interest rate swaps	—	(41,038)	—	(41,038)
Unrealized depreciation on credit default swaps	—	(888)	—	(888)
Total	$—	$17,253	$—	$17,253

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

22	The Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid

The Bond Fund of America	23

than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

24	The Bond Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the fund’s maximum exposure of unfunded loan commitments was $4,687,000, which would represent .02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $36,000 is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

The Bond Fund of America	25

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

26	The Bond Fund of America

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2015 (dollars in thousands):

		Assets		Liabilities
Contract	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$2,077	Unrealized depreciation on open forward currency contracts	$1,513
Forward currency	Currency	Receivables for closed forward currency contracts	311	Payables for closed forward currency contracts	180
Interest rate swaps	Interest	Net unrealized appreciation*	58,615	Net unrealized depreciation*	41,038
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	888
			$61,003		$43,619

				Net unrealized (depreciation)
		Net realized gain		appreciation
Contract	Risk Type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$24,415	Net unrealized depreciation on forward currency contracts	$(8,105)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	26,060	Net unrealized appreciation on interest rate swaps	36,292
Credit default swaps	Credit	Net realized gain on credit default swaps	44	Net unrealized depreciation on credit default swaps	(711)
			$50,519		$27,476

*	Includes cumulative appreciation (depreciation) on interest rate swaps and credit default swaps as reported in the applicable tables after the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

The Bond Fund of America	27

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$81	$—	$(81)	$—	$—
Barclays Bank PLC	373	(81)	—	—	292
Citibank	399	(89)	—	—	310
HSBC Bank	668	—	—	—	668
JPMorgan Chase	720	(123)	—	—	597
UBS AG	147	(147)	—	—	—
Total	$2,388	$(440)	$(81)	$—	$1,867
Liabilities:
Bank of New York Mellon	$88	$—	$—	$—	$88
Barclays Bank PLC	191	(81)	—	—	110
Citibank	628	(89)	(539)	—	—
JPMorgan Chase	123	(123)	—	—	—
UBS AG	663	(147)	—	—	516
Total	$1,693	$(440)	$(539)	$—	$714

*	Non-cash collateral is shown on a settlement basis.

28	The Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, and by state tax authorities and tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$22,320
Capital loss carryforward expiring 2017*	(1,784,837)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net

The Bond Fund of America	29

capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$410,670
Gross unrealized depreciation on investment securities	(362,671)
Net unrealized appreciation on investment securities	47,999
Cost of investment securities	31,896,318

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2015	Year ended December 31, 2014
Class A	$172,729	$399,783
Class B	767	2,929
Class C	7,699	21,248
Class F-1	6,027	18,072
Class F-2	14,453	18,212
Class 529-A	8,208	19,406
Class 529-B	61	243
Class 529-C	1,807	4,883
Class 529-E	385	935
Class 529-F-1	677	1,439
Class R-1	293	806
Class R-2	3,377	8,512
Class R-2E*	1	—	†
Class R-3	5,556	13,502
Class R-4	4,688	10,391
Class R-5	2,213	5,287
Class R-6	24,977	40,143
Total	$253,918	$565,791

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

30	The Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2015, the investment advisory services fee was $26,575,000, which was equivalent to an annualized rate of 0.189% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The Bond Fund of America	31

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	The Bond Fund of America

For the six months ended June 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$22,724		$13,139		$936		Not applicable
Class B	699		96		Not applicable		Not applicable
Class C	7,305		1,006		367		Not applicable
Class F-1	832		415		166		Not applicable
Class F-2	Not applicable		814		349		Not applicable
Class 529-A	1,070		543		234		$416
Class 529-B	62		8		3		6
Class 529-C	1,805		222		91		162
Class 529-E	124		18		13		22
Class 529-F-1	—		40		17		30
Class R-1	271		30		14		Not applicable
Class R-2	2,208		923		149		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	1,793		542		181		Not applicable
Class R-4	627		217		126		Not applicable
Class R-5	Not applicable		45		52		Not applicable
Class R-6	Not applicable		4		570		Not applicable
Total class-specific expenses	$39,520		$18,062		$3,268		$636

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $123,000 in the fund’s statement of operations includes $105,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The Bond Fund of America	33

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2015

Class A	$1,418,382	110,115		$167,554		12,988		$(1,428,359)	(110,973)	$157,577	12,130
Class B	2,147	166		749		58		(50,170)	(3,901)	(47,274)	(3,677)
Class C	123,944	9,620		7,444		577		(194,554)	(15,123)	(63,166)	(4,926)
Class F-1	114,013	8,863		5,832		452		(97,844)	(7,588)	22,001	1,727
Class F-2	305,518	23,687		14,118		1,095		(142,341)	(11,048)	177,295	13,734
Class 529-A	62,869	4,882		8,182		634		(66,515)	(5,167)	4,536	349
Class 529-B	463	36		61		5		(4,544)	(353)	(4,020)	(312)
Class 529-C	26,367	2,047		1,798		139		(34,597)	(2,687)	(6,432)	(501)
Class 529-E	3,556	276		383		30		(3,839)	(298)	100	8
Class 529-F-1	10,070	783		674		52		(5,546)	(431)	5,198	404
Class R-1	5,285	410		292		22		(7,733)	(601)	(2,156)	(169)
Class R-2	68,883	5,345		3,349		260		(89,478)	(6,947)	(17,246)	(1,342)
Class R-2E	1	—	[2]	1		—	[2]	— [2]	— [2]	2	— [2]
Class R-3	90,190	7,002		5,522		428		(115,410)	(8,966)	(19,698)	(1,536)
Class R-4	100,865	7,820		4,674		362		(72,840)	(5,658)	32,699	2,524
Class R-5	43,087	3,342		2,254		175		(43,635)	(3,359)	1,706	158
Class R-6	450,471	34,947		24,889		1,930		(189,998)	(14,778)	285,362	22,099
Total net increase (decrease)	$2,826,111	219,341		$247,776		19,207		$(2,547,403)	(197,878)	$526,484	40,670

Year ended December 31, 2014

Class A	$2,363,895	186,023		$385,649		30,331		$(3,556,698)	(280,538)	$(807,154)	(64,184)
Class B	5,483	431		2,842		224		(106,430)	(8,397)	(98,105)	(7,742)
Class C	203,523	16,014		20,275		1,595		(453,345)	(35,768)	(229,547)	(18,159)
Class F-1	229,080	18,073		17,592		1,385		(584,745)	(45,914)	(338,073)	(26,456)
Class F-2	976,946	76,753		17,348		1,361		(178,557)	(14,072)	815,737	64,042
Class 529-A	119,787	9,433		19,325		1,520		(177,124)	(13,960)	(38,012)	(3,007)
Class 529-B	1,103	87		241		19		(10,595)	(836)	(9,251)	(730)
Class 529-C	53,289	4,197		4,858		382		(86,968)	(6,855)	(28,821)	(2,276)
Class 529-E	6,864	541		930		73		(10,324)	(814)	(2,530)	(200)
Class 529-F-1	16,346	1,285		1,429		112		(15,431)	(1,215)	2,344	182
Class R-1	10,902	860		800		63		(16,485)	(1,299)	(4,783)	(376)
Class R-2	132,683	10,454		8,431		663		(191,051)	(15,070)	(49,937)	(3,953)
Class R-2E3	161	13		—	[2]	—	[2]	—	—	161	13
Class R-3	180,165	14,196		13,381		1,052		(235,049)	(18,539)	(41,503)	(3,291)
Class R-4	134,317	10,594		10,346		814		(165,165)	(13,021)	(20,502)	(1,613)
Class R-5	47,912	3,781		5,199		409		(78,962)	(6,221)	(25,851)	(2,031)
Class R-6	983,571	77,488		40,154		3,154		(66,059)	(5,208)	957,666	75,434
Total net increase (decrease)	$5,466,027	430,223		$548,800		43,157		$(5,932,988)	(467,727)	$81,839	5,653

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

34	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,789,496,000 and $42,768,178,000, respectively, during the six months ended June 30, 2015.

The Bond Fund of America	35

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2015[4,5]	$12.81	$.12	$(.13)	$(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class B:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.18	.41	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.21	.43	.64
Year ended 12/31/2011	12.19	.31	.38	.69
Year ended 12/31/2010	11.80	.35	.41	.76
Class C:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.35	.41	.76
Class F-1:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class F-2:
Six months ended 6/30/2015[4,5]	12.81	.13	(.13)	—
Year ended 12/31/2014	12.40	.29	.43	.72
Year ended 12/31/2013	12.95	.29	(.52)	(.23)
Year ended 12/31/2012	12.55	.33	.43	.76
Year ended 12/31/2011	12.19	.43	.38	.81
Year ended 12/31/2010	11.80	.47	.41	.88
Class 529-A:
Six months ended 6/30/2015[4,5]	12.81	.11	(.13)	(.02)
Year ended 12/31/2014	12.40	.26	.41	.67
Year ended 12/31/2013	12.95	.25	(.52)	(.27)
Year ended 12/31/2012	12.55	.29	.43	.72
Year ended 12/31/2011	12.19	.39	.38	.77
Year ended 12/31/2010	11.80	.44	.41	.85

36	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.12)	$12.68	(.11)%	$18,660	.60%[6]		1.78%[6]
(.27)	12.81	5.53	18,691	.62		2.11
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33
(.42)	12.55	6.51	23,654	.60		3.23
(.46)	12.19	7.30	25,627	.59		3.61

(.07)	12.68	(.47)	118	1.34	[6]	1.02	[6]
(.18)	12.81	4.75	166	1.36		1.40
(.20)	12.40	(2.72)	257	1.36		1.33
(.24)	12.95	5.10	441	1.35		1.60
(.33)	12.55	5.70	612	1.36		2.49
(.37)	12.19	6.50	891	1.35		2.88

(.07)	12.68	(.50)	1,424	1.39	[6]	.99	[6]
(.17)	12.81	4.71	1,502	1.41		1.33
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54
(.32)	12.55	5.66	2,520	1.40		2.43
(.37)	12.19	6.45	2,931	1.39		2.81

(.12)	12.68	(.12)	669	.63	[6]	1.75	[6]
(.27)	12.81	5.53	653	.62		2.15
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32
(.42)	12.55	6.48	1,520	.63		3.21
(.46)	12.19	7.27	1,866	.62		3.59

(.13)	12.68	.00 [7]	1,464	.37	[6]	2.02	[6]
(.31)	12.81	5.82	1,303	.35		2.27
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56
(.45)	12.55	6.76	319	.36		3.48
(.49)	12.19	7.55	402	.36		3.89

(.11)	12.68	(.15)	934	.69	[6]	1.69	[6]
(.26)	12.81	5.44	939	.71		2.02
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24
(.41)	12.55	6.42	981	.68		3.13
(.46)	12.19	7.24	898	.65		3.53

See page 42 for footnotes.

The Bond Fund of America	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2015[4,5]	$12.81	$.06	$(.13)	$(.07)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.15	(.52)	(.37)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Year ended 12/31/2010	11.80	.34	.41	.75
Class 529-C:
Six months ended 6/30/2015[4,5]	12.81	.06	(.13)	(.07)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Year ended 12/31/2010	11.80	.34	.41	.75
Class 529-E:
Six months ended 6/30/2015[4,5]	12.81	.10	(.13)	(.03)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Year ended 12/31/2010	11.80	.40	.41	.81
Class 529-F-1:
Six months ended 6/30/2015[4,5]	12.81	.13	(.13)	—
Year ended 12/31/2014	12.40	.28	.42	.70
Year ended 12/31/2013	12.95	.28	(.52)	(.24)
Year ended 12/31/2012	12.55	.32	.43	.75
Year ended 12/31/2011	12.19	.42	.38	.80
Year ended 12/31/2010	11.80	.46	.41	.87
Class R-1:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.42	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.35	.41	.76
Class R-2:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.34	.41	.75

38	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.06)	$12.68	(.53)%	$11	1.46%[6]		.90%[6]
(.16)	12.81	4.62	15	1.49		1.27
(.18)	12.40	(2.84)	23	1.49		1.21
(.22)	12.95	4.96	39	1.48		1.47
(.31)	12.55	5.58	54	1.47		2.36
(.36)	12.19	6.39	73	1.45		2.76

(.06)	12.68	(.53)	361	1.45	[6]	.93	[6]
(.16)	12.81	4.64	371	1.47		1.26
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46
(.31)	12.55	5.59	444	1.46		2.35
(.36)	12.19	6.40	428	1.44		2.74

(.10)	12.68	(.26)	50	.91	[6]	1.47	[6]
(.23)	12.81	5.21	51	.93		1.80
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99
(.38)	12.55	6.14	54	.94		2.87
(.42)	12.19	6.93	49	.93		3.24

(.13)	12.68	(.04)	71	.46	[6]	1.92	[6]
(.29)	12.81	5.68	66	.48		2.24
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45
(.44)	12.55	6.65	59	.46		3.36
(.48)	12.19	7.47	54	.44		3.74

(.07)	12.68	(.48)	53	1.36	[6]	1.02	[6]
(.18)	12.81	4.75	55	1.36		1.37
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57
(.32)	12.55	5.68	91	1.38		2.45
(.37)	12.19	6.47	99	1.38		2.82

(.07)	12.68	(.46)	583	1.30	[6]	1.07	[6]
(.17)	12.81	4.73	606	1.39		1.34
(.20)	12.40	(2.70)	636	1.35		1.37
(.23)	12.95	5.09	807	1.36		1.57
(.32)	12.55	5.67	806	1.39		2.43
(.36)	12.19	6.44	832	1.39		2.79

See page 42 for footnotes.

The Bond Fund of America	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2015[4,5]	$12.81	$.09	$(.13)	$(.04)
Period from 8/29/2014 to 12/31/2014[4,9]	12.82	.07	.01	.08
Class R-3:
Six months ended 6/30/2015[4,5]	12.81	.10	(.13)	(.03)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Year ended 12/31/2010	11.80	.40	.41	.81
Class R-4:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class R-5:
Six months ended 6/30/2015[4,5]	12.81	.14	(.13)	.01
Year ended 12/31/2014	12.40	.31	.41	.72
Year ended 12/31/2013	12.95	.30	(.52)	(.22)
Year ended 12/31/2012	12.55	.34	.43	.77
Year ended 12/31/2011	12.19	.43	.38	.81
Year ended 12/31/2010	11.80	.48	.41	.89
Class R-6:
Six months ended 6/30/2015[4,5]	12.81	.14	(.13)	.01
Year ended 12/31/2014	12.40	.31	.42	.73
Year ended 12/31/2013	12.95	.31	(.52)	(.21)
Year ended 12/31/2012	12.55	.35	.43	.78
Year ended 12/31/2011	12.19	.44	.38	.82
Year ended 12/31/2010	11.80	.48	.41	.89

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2015[2,4,5]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	194%	348%	419%	264%	154%	99%
Excluding mortgage dollar roll transactions	59%	136%	Not available

See Notes to Financial Statements

40	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.09)	$12.68	(.29)%	$—	[8]	.97%[6]		1.41%[6]
(.09)	12.81	.63 [10]	—	[8]	.25	[2,10]	.52	[2,10]

(.10)	12.68	(.26)	704		.90	[6]	1.48	[6]
(.23)	12.81	5.21	731		.93		1.80
(.25)	12.40	(2.30)	748		.92		1.79
(.29)	12.95	5.55	955		.92		2.00
(.38)	12.55	6.15	963		.94		2.89
(.42)	12.19	6.94	1,053		.93		3.26

(.12)	12.68	(.10)	507		.59	[6]	1.80	[6]
(.27)	12.81	5.55	480		.61		2.12
(.29)	12.40	(1.99)	484		.60		2.11
(.33)	12.95	5.89	602		.60		2.33
(.42)	12.55	6.48	669		.62		3.21
(.46)	12.19	7.27	768		.62		3.57

(.14)	12.68	.04	207		.30	[6]	2.08	[6]
(.31)	12.81	5.86	207		.31		2.43
(.33)	12.40	(1.70)	226		.31		2.41
(.37)	12.95	6.20	311		.31		2.63
(.45)	12.55	6.80	310		.32		3.51
(.50)	12.19	7.59	370		.32		3.88

(.14)	12.68	.06	2,391		.25	[6]	2.13	[6]
(.32)	12.81	5.92	2,132		.26		2.42
(.34)	12.40	(1.65)	1,128		.26		2.51
(.38)	12.95	6.26	559		.25		2.61
(.46)	12.55	6.85	237		.27		3.55
(.50)	12.19	7.64	280		.27		3.90

See page 42 for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than .01%.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

42	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	43

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2015	6/30/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$998.92	$2.97	.60%
Class A - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B - actual return	1,000.00	995.27	6.63	1.34
Class B - assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C - actual return	1,000.00	995.02	6.88	1.39
Class C - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F-1 - actual return	1,000.00	998.77	3.12	.63
Class F-1 - assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 - actual return	1,000.00	1,000.02	1.83	.37
Class F-2 - assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A - actual return	1,000.00	998.46	3.42	.69
Class 529-A - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B - actual return	1,000.00	994.68	7.22	1.46
Class 529-B - assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C - actual return	1,000.00	994.70	7.17	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E - actual return	1,000.00	997.38	4.51	.91
Class 529-E - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-F-1 - actual return	1,000.00	999.59	2.28	.46
Class 529-F-1 - assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 - actual return	1,000.00	995.15	6.73	1.36
Class R-1 - assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 - actual return	1,000.00	995.42	6.43	1.30
Class R-2 - assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2E - actual return	1,000.00	997.09	4.80	.97
Class R-2E - assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-3 - actual return	1,000.00	997.41	4.46	.90
Class R-3 - assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 - actual return	1,000.00	998.96	2.92	.59
Class R-4 - assumed 5% return	1,000.00	1,021.87	2.96	.59
Class R-5 - actual return	1,000.00	1,000.40	1.49	.30
Class R-5 - assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 - actual return	1,000.00	1,000.59	1.24	.25
Class R-6 - assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

44	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Bond Funds Average and the Barclays U.S. Aggregate Index. They noted that the investment results of the fund were above the results of the Lipper average for the lifetime period and in line with the results for the nine-month period (although below the Lipper average for the one-year, three-year, five-year and 10-year periods), and above the Barclays index for the

The Bond Fund of America	45

three-year and five-year periods (although below the Barclays average for the nine-month, one-year and 10-year periods). The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that of the 30 largest core bond funds included in the Lipper Core Bond Funds category, the fund’s advisory fees were below the median of such other funds, and that although its total expenses were higher than the median of such funds, such expenses less distribution expenses were below the median. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

46	The Bond Fund of America

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	47

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48	The Bond Fund of America

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The Bond Fund of America	49

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50	The Bond Fund of America

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The Bond Fund of America	51

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2015, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 96.08% U.S. Treasury bonds & notes 31.72% U.S. Treasury 26.42%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$39,980	$39,988
U.S. Treasury 0.375% 2015[1]	36,390	36,412
U.S. Treasury 7.50% 2016	45,000	49,349
U.S. Treasury 0.50% 2017	6,300	6,293
U.S. Treasury 0.75% 2017[1]	48,646	48,743
U.S. Treasury 8.75% 2017	25,000	28,789
U.S. Treasury 1.25% 2018	244,450	245,176
U.S. Treasury 1.25% 2018	23,725	23,773
U.S. Treasury 1.375% 2018	115,525	116,635
U.S. Treasury 1.50% 2018	92,050	93,215
U.S. Treasury 1.00% 2019	34,925	34,407
U.S. Treasury 1.50% 2019	136,926	137,594
U.S. Treasury 1.50% 2019	130,225	130,148
U.S. Treasury 1.50% 2019	80,900	81,601
U.S. Treasury 1.50% 2019	63,200	63,192
U.S. Treasury 1.625% 2019	684,525	690,035
U.S. Treasury 1.625% 2019	627,150	629,232
U.S. Treasury 1.625% 2019	243,150	244,974
U.S. Treasury 1.625% 2019	57,725	58,232
U.S. Treasury 1.75% 2019	215,575	218,000
U.S. Treasury 3.625% 2019[1]	78,000	84,874
U.S. Treasury 1.125% 2020	115,100	112,529
U.S. Treasury 1.25% 2020	377,225	371,951
U.S. Treasury 1.25% 2020	44,275	43,590
U.S. Treasury 1.375% 2020	94,750	93,640
U.S. Treasury 1.375% 2020	74,750	73,801
U.S. Treasury 1.375% 2020	2,300	2,279
U.S. Treasury 1.50% 2020	358,525	356,270
U.S. Treasury 1.625% 2020	4,141	4,137
U.S. Treasury 3.50% 2020	31,850	34,617
U.S. Treasury 2.00% 2021	18,000	18,035
U.S. Treasury 2.125% 2021	205,000	206,285
U.S. Treasury 2.25% 2021	309,300	315,628
U.S. Treasury 2.25% 2021	90,550	92,146
U.S. Treasury 2.25% 2021	44,150	45,025
U.S. Treasury 8.00% 2021	500	682
U.S. Treasury 1.50% 2022	160,000	154,699
U.S. Treasury 1.625% 2022	25,768	24,870
U.S. Treasury 1.625% 2022	23,828	23,067
U.S. Treasury 1.75% 2022	175,000	171,560
U.S. Treasury 1.75% 2022	100,000	97,962
U.S. Treasury 1.75% 2022	30,530	29,901
U.S. Treasury 1.875% 2022	129,750	128,117
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 1.75% 2023	41,975	40,532
U.S. Treasury 2.00% 2023	18,279	18,050
The Bond Fund of America — Page 1 of 41

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$10,250	$10,636
U.S. Treasury 2.25% 2024	62,686	62,162
U.S. Treasury 2.00% 2025	366,675	355,440
U.S. Treasury 2.125% 2025	287,722	281,901
U.S. Treasury 6.875% 2025	77,500	109,499
U.S. Treasury 4.50% 2036	84,207	105,522
U.S. Treasury 2.75% 2042	4,300	3,982
U.S. Treasury 2.875% 2043	118,300	112,256
U.S. Treasury 3.625% 2043	80,225	87,859
U.S. Treasury 3.125% 2044	18,950	18,897
U.S. Treasury 3.625% 2044	52,750	57,745
U.S. Treasury 2.50% 2045	150,688	132,052
U.S. Treasury 3.00% 2045	466,785	455,424
		7,453,815
U.S. Treasury inflation-protected securities 5.30%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	69,909	65,540
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	28,419	24,189
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	755	668
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	27,527	24,606
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	25,517	25,460
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	18,227	17,576
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,817	33,362
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,694	13,508
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	121,208	118,157
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	70,377	70,550
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	483,019	473,899
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	27,708	26,650
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	5,357	5,364
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	72,356	63,190
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	80,189	68,723
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	218,923	228,812
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	259,177	234,107
		1,494,361
Total U.S. Treasury bonds & notes		8,948,176
Corporate bonds & notes 27.39% Financials 7.41%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,131
ACE INA Holdings Inc. 3.15% 2025	4,360	4,258
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,540	2,513
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,250	4,234
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	757
Allianz SE, 5.625% 2042	€1,200	1,575
Allianz SE, 4.75% (undated)	800	962
American Campus Communities, Inc. 3.75% 2023	$17,460	17,152
American Campus Communities, Inc. 4.125% 2024	6,310	6,310
American Express Co. 6.15% 2017	150	164
American Express Co. 1.55% 2018	15,500	15,385
American Express Credit Co. 1.55% 2017	5,090	5,107
American International Group, Inc. 2.30% 2019	5,825	5,816
American International Group, Inc. 3.375% 2020	3,000	3,106
American International Group, Inc. 4.125% 2024	3,280	3,405
The Bond Fund of America — Page 2 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.875% 2035	$2,250	$2,039
American International Group, Inc. 4.50% 2044	2,510	2,388
American Tower Corp. 3.40% 2019	18,075	18,500
American Tower Corp. 5.90% 2021	2,000	2,254
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,546
Assicurazioni Generali SPA 7.75% 2042	€3,000	4,005
Assicurazioni Generali SPA 10.125% 2042	3,700	5,471
AvalonBay Communities, Inc. 3.625% 2020	$10,345	10,781
AXA SA 8.60% 2030	6,715	9,033
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	5,065	5,321
Banco de Crédito del Perú 5.375% 2020[3]	880	957
Bank of America Corp., Series L, 3.625% 2016	9,700	9,881
Bank of America Corp. 3.75% 2016	11,890	12,191
Bank of America Corp. 1.25% 2017	13,000	12,992
Bank of America Corp. 2.60% 2019	19,400	19,615
Bank of America Corp., Series L, 2.65% 2019	24,300	24,593
Bank of America Corp., Series L, 2.25% 2020	15,300	15,025
Bank of America Corp. 5.625% 2020	10,500	11,834
Bank of America Corp. 3.30% 2023	6,815	6,714
Bank of America Corp. 4.00% 2024	12,835	13,066
Bank of America Corp., Series L, 3.95% 2025	31,605	30,542
Bank of America Corp., Series AA, 6.10% (undated)	2,250	2,225
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,171
Barclays Bank PLC 2.50% 2019	6,210	6,238
Barclays Bank PLC 6.00% 2021	€6,800	8,991
Barclays Bank PLC 10.179% 2021[3]	$14,225	18,891
Barclays Bank PLC 3.65% 2025	29,755	28,206
BB&T Corp. 1.00% 2017	13,000	12,970
BB&T Corp. 2.45% 2020	37,600	37,677
BBVA Bancomer SA 4.50% 2016[3]	1,250	1,279
BBVA Bancomer SA 6.50% 2021[3]	2,355	2,555
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	967
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,230
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,284
BNP Paribas 3.60% 2016	14,000	14,252
BPCE SA group 5.70% 2023[3]	22,130	23,394
BPCE SA group 5.15% 2024[3]	9,845	9,990
BPCE SA group 4.50% 2025[3]	8,845	8,557
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	99
Charles Schwab Corp, 2.20% 2018	1,390	1,410
CIT Group Inc. 3.875% 2019	2,100	2,090
Citigroup Inc. 1.70% 2018	14,750	14,658
Citigroup Inc., Series P, 5.95% (undated)	5,000	4,831
Citigroup Inc. 4.587% 2015	13,200	13,426
Citigroup Inc. 3.953% 2016	8,300	8,523
Citigroup Inc. 2.55% 2019	15,080	15,209
Citigroup Inc. 8.50% 2019	5,695	6,947
Citigroup Inc. 2.40% 2020	26,880	26,611
Citigroup Inc. 3.30% 2025	2,400	2,309
Citigroup Inc. 4.40% 2025	12,825	12,783
CME Group Inc. 5.30% 2043	11,850	13,058
CNA Financial Corp. 7.35% 2019	2,770	3,278
CNA Financial Corp. 3.95% 2024	6,705	6,662
The Bond Fund of America — Page 3 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 6.00% 2023[3]	$700	$686
Communications Sales & Leasing, Inc. 8.25% 2023[3]	700	690
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[4,5,6]	1,100	1,080
Corporate Office Properties LP 5.00% 2025	6,320	6,337
Corporate Office Properties Trust 3.60% 2023	2,834	2,592
Credit Agricole SA 4.375% 2025[3]	15,695	15,066
Credit Suisse Group AG 1.375% 2017	9,400	9,394
Credit Suisse Group AG 2.30% 2019	9,400	9,382
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	3,000	2,887
Crescent Resources 10.25% 2017[3]	1,425	1,518
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,216
DDR Corp. 3.625% 2025	3,745	3,598
Developers Diversified Realty Corp. 9.625% 2016	18,706	19,737
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,526
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,307
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,077
Discover Financial Services 2.00% 2018	5,200	5,188
Discover Financial Services 4.20% 2023	12,283	12,438
Eole Finance SPC, 2.341% 2024[3,5]	1,791	1,781
EPR Properties 4.50% 2025	7,700	7,565
ERP Operating LP 7.125% 2017	595	667
ERP Operating LP 4.50% 2044	3,900	3,800
ERP Operating LP 4.50% 2045	8,325	8,088
Essex Portfolio L.P. 3.625% 2022	4,370	4,383
Essex Portfolio L.P. 3.25% 2023	4,935	4,754
Essex Portfolio L.P. 3.875% 2024	10,710	10,842
Essex Portfolio L.P. 3.50% 2025	6,315	6,119
Franklin Resources, Inc. 1.375% 2017	2,700	2,701
Franklin Resources, Inc. 2.80% 2022	1,300	1,289
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,063
Goldman Sachs Group, Inc. 1.071% 2017[4]	8,000	8,014
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,244
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,002
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,664
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,686
Goldman Sachs Group, Inc. 3.625% 2023	14,095	14,003
Goldman Sachs Group, Inc. 3.85% 2024	15,280	15,314
Goldman Sachs Group, Inc. 4.00% 2024	5,000	5,064
Goldman Sachs Group, Inc. 3.50% 2025	36,773	35,651
Goldman Sachs Group, Inc. 3.75% 2025	28,855	28,466
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,158
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	5,300	5,247
Goodman Funding Pty Ltd. 6.375% 2020[3]	7,425	8,490
Goodman Funding Pty Ltd. 6.00% 2022[3]	20,000	22,369
HBOS PLC 6.75% 2018[3]	19,610	21,781
Hospitality Properties Trust 6.30% 2016	28,918	29,524
Hospitality Properties Trust 6.70% 2018	28,250	30,647
Hospitality Properties Trust 5.00% 2022	10,800	11,249
Hospitality Properties Trust 4.50% 2023	11,265	11,246
Hospitality Properties Trust 4.50% 2025	2,280	2,244
HSBC Bank PLC 1.50% 2018[3]	12,650	12,569
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,146
HSBC Holdings PLC 6.10% 2042	5,920	7,198
HSBK (Europe) BV 7.25% 2021[3]	6,710	6,887
The Bond Fund of America — Page 4 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 3.50% 2017	$4,850	$4,892
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,773
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	23,385
iStar Financial Inc. 4.00% 2017	1,675	1,652
iStar Financial Inc., Series B, 9.00% 2017	6,000	6,548
JPMorgan Chase & Co. 1.35% 2017	13,000	13,013
JPMorgan Chase & Co. 1.625% 2018	5,680	5,646
JPMorgan Chase & Co. 2.25% 2020	30,645	30,134
JPMorgan Chase & Co. 2.75% 2020	18,530	18,529
JPMorgan Chase & Co. 3.125% 2025	7,500	7,158
JPMorgan Chase & Co. 4.95% 2045	4,500	4,375
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	11,560	11,503
Keybank National Association 2.50% 2019	13,500	13,556
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,278
Kimco Realty Corp. 5.70% 2017	15,450	16,602
Kimco Realty Corp. 4.30% 2018	10,000	10,630
Kimco Realty Corp. 6.875% 2019	5,440	6,355
Leucadia National Corp. 5.50% 2023	4,695	4,802
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,631
Lloyds Banking Group PLC 2.30% 2018	1,010	1,022
Lloyds Banking Group PLC 6.50% 2020[3]	4,400	5,073
Lloyds Banking Group PLC 4.50% 2024	20,200	20,221
Lloyds Banking Group PLC 3.50% 2025	3,300	3,242
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	7,772
MetLife Global Funding I 2.30% 2019[3]	$12,815	12,897
MetLife Global Funding I 2.00% 2020[3]	14,815	14,604
MetLife Inc 5.25% 2049	23,400	23,254
Metlife, Inc. 3.60% 2024	6,190	6,241
Morgan Stanley 3.80% 2016	8,850	9,045
Morgan Stanley 2.125% 2018	12,870	12,956
Morgan Stanley 2.375% 2019	12,350	12,267
Morgan Stanley 2.80% 2020	40,550	40,650
Morgan Stanley 3.70% 2024	8,595	8,558
National Australia Bank 2.40% 2019[3]	3,095	3,103
New York Life Global Funding 2.10% 2019[3]	17,000	17,079
New York Life Global Funding 1.95% 2020[3]	2,190	2,157
NN Group NV, 4.50% (undated)	€8,750	9,715
Nordea Bank AB 4.875% 2021[3]	$7,825	8,473
Northern Trust Corp. 5.85% 2017[3]	1,050	1,162
Ocwen Financial Corp. 7.125% 2019[3]	1,500	1,410
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,646
PNC Bank 2.40% 2019	26,000	26,167
PNC Bank 2.30% 2020	12,500	12,419
PNC Bank 3.25% 2025	2,500	2,434
PNC Financial Services Group, Inc. 2.854% 2022	19,960	19,556
PNC Financial Services Group, Inc. 3.90% 2024	2,350	2,375
PNC Funding Corp. 3.30% 2022	8,000	8,136
PNC Preferred Funding Trust I, junior subordinated 1.921% (undated)[3,4]	12,700	11,620
Prologis, Inc. 2.75% 2019	8,200	8,320
Prologis, Inc. 3.35% 2021	15,250	15,582
Prologis, Inc. 4.25% 2023	6,390	6,560
Prudential Financial, Inc. 2.30% 2018	2,895	2,920
Prudential Financial, Inc. 3.50% 2024	16,300	16,134
Prudential Financial, Inc. 4.60% 2044	2,900	2,813
The Bond Fund of America — Page 5 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
QBE Insurance Group Ltd. 2.40% 2018[3]	$18,590	$18,696
Rabobank Nederland 2.25% 2019	13,000	13,087
Rabobank Nederland 4.625% 2023	23,535	24,292
Rabobank Nederland 3.375% 2025	6,150	5,998
Realogy Corp. 4.50% 2019[3]	4,250	4,315
Realogy Corp. 5.25% 2021[3]	1,025	1,042
Realogy Corp., LOC, 4.40% 2016[4,5,6]	13	13
Regions Financial Corp. 2.00% 2018	5,850	5,847
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,249
RSA Insurance Group PLC 9.375% 2039	£5,140	9,663
Scentre Group 2.375% 2019[3]	$6,170	6,149
Scentre Group 2.375% 2021[3]	11,410	11,103
Scentre Group 3.25% 2025[3]	1,825	1,741
Scentre Group 3.50% 2025[3]	19,000	18,657
Select Income REIT 2.85% 2018	6,400	6,487
Select Income REIT 4.15% 2022	14,710	14,567
Select Income REIT 4.50% 2025	3,295	3,185
Simon Property Group, LP 10.35% 2019	8,995	11,424
Skandinaviska Enskilda 2.45% 2020[3]	21,050	20,989
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,192
Svenska Handelsbanken AB 2.25% 2019	11,100	11,173
Swiss RE Treasury 2.875% 2022[3]	4,025	3,899
UDR, Inc. 3.70% 2020	1,430	1,484
Unum Group 7.125% 2016	10,100	10,789
Unum Group 5.625% 2020	345	389
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,224	1,250
US Bancorp., Series T, 1.65% 2017	13,000	13,158
US Bancorp. 3.70% 2024	2,575	2,665
VEB Finance Ltd. 6.902% 2020[3]	9,100	8,918
VEB Finance Ltd. 6.80% 2025[3]	500	455
WEA Finance LLC 1.75% 2017[3]	4,750	4,765
WEA Finance LLC 2.70% 2019[3]	15,940	15,967
WEA Finance LLC 3.75% 2024[3]	19,660	19,440
Wells Fargo & Co. 3.676% 2016	14,000	14,382
Wells Fargo & Co. 2.15% 2020	14,000	13,873
Wells Fargo & Co. 3.90% 2045	2,800	2,516
Westpac Banking Corp. 3.00% 2015	14,400	14,555
		2,089,474
Health care 4.96%
AbbVie Inc. 1.80% 2018	6,400	6,381
AbbVie Inc. 2.50% 2020	30,420	30,129
AbbVie Inc. 2.90% 2022	34,595	33,523
AbbVie Inc. 3.20% 2022	3,345	3,314
AbbVie Inc. 3.60% 2025	52,250	51,669
AbbVie Inc. 4.50% 2035	32,755	32,051
AbbVie Inc. 4.40% 2042	4,915	4,652
AbbVie Inc. 4.70% 2045	35,015	34,670
Actavis Funding SCS 2.35% 2018	25,100	25,250
Actavis Funding SCS 3.00% 2020	30,580	30,739
Actavis Funding SCS 3.45% 2022	30,940	30,664
Actavis Funding SCS 3.80% 2025	29,570	29,061
Actavis Funding SCS 4.55% 2035	25,030	23,802
Actavis Funding SCS 4.75% 2045	6,120	5,823
The Bond Fund of America — Page 6 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 1.50% 2017	$4,875	$4,889
Amgen Inc. 2.125% 2020	7,500	7,346
Amgen Inc. 2.70% 2022	3,270	3,163
Amgen Inc. 3.125% 2025	21,900	20,731
Amgen Inc. 4.40% 2045	9,100	8,441
Baxalta Inc. 4.00% 2025[3]	19,985	19,895
Baxalta Inc. 5.25% 2045[3]	10,155	10,197
Bayer AG 2.375% 2019[3]	17,175	17,233
Bayer AG 3.375% 2024[3]	17,115	17,020
Baylor Scott & White Holdings 4.185% 2045	9,400	8,733
Becton, Dickinson and Co. 1.80% 2017	8,500	8,504
Becton, Dickinson and Co. 2.675% 2019	13,285	13,287
Becton, Dickinson and Co. 3.734% 2024	11,015	10,983
Becton, Dickinson and Co. 4.685% 2044	10,005	9,791
Biogen Idec Inc. 6.875% 2018	5,000	5,658
Boston Scientific Corp. 2.85% 2020	10,015	10,005
Boston Scientific Corp. 6.00% 2020	8,075	9,146
Boston Scientific Corp. 3.375% 2022	18,500	18,124
Boston Scientific Corp. 3.85% 2025	9,500	9,222
Cardinal Health, Inc. 1.90% 2017	5,650	5,700
Cardinal Health, Inc. 1.70% 2018	2,210	2,201
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,248
Celgene Corp. 3.625% 2024	21,300	21,315
Celgene Corp. 4.625% 2044	18,880	18,020
Centene Corp. 4.75% 2022	2,300	2,380
ConvaTec Finance International SA 8.25% 2019[3,7]	3,025	2,983
DaVita HealthCare Partners Inc. 5.00% 2025	1,765	1,703
DENTSPLY International Inc. 2.75% 2016	5,620	5,711
Dignity Health 3.125% 2022	4,100	4,023
DJO Finance LLC 10.75% 2020[3]	5,175	5,330
DJO Finco Inc. 8.125% 2021[3]	2,715	2,803
EMD Finance LLC 2.40% 2020[3]	36,060	35,867
EMD Finance LLC 2.95% 2022[3]	22,195	21,736
EMD Finance LLC 3.25% 2025[3]	54,485	52,866
Express Scripts Inc. 3.125% 2016	15,127	15,378
Express Scripts Inc. 2.65% 2017	5,500	5,600
Gilead Sciences, Inc. 3.70% 2024	12,810	13,086
Gilead Sciences, Inc. 3.50% 2025	13,960	13,976
Gilead Sciences, Inc. 4.80% 2044	2,760	2,852
Gilead Sciences, Inc. 4.50% 2045	2,900	2,885
HCA Inc. 3.75% 2019	1,375	1,389
Humana Inc. 3.85% 2024	10,950	10,911
Humana Inc. 4.95% 2044	12,605	12,371
inVentiv Health Inc. 11.00% 2018[3]	6,145	5,930
inVentiv Health Inc. 12.00% 2018[3,7]	8,926	8,863
Jaguar Holding Co. 9.375% 2017[3,7]	465	476
Kindred Healthcare, Inc. 8.00% 2020[3]	625	670
Kinetic Concepts, Inc. 10.50% 2018	9,815	10,502
Kinetic Concepts, Inc. 12.50% 2019	1,960	2,122
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,027
Laboratory Corporation of America Holdings 3.60% 2025	11,350	10,839
Laboratory Corporation of America Holdings 4.70% 2045	20,110	18,368
Mallinckrodt PLC 4.875% 2020[3]	1,035	1,057
McKesson Corp. 3.25% 2016	1,580	1,604
The Bond Fund of America — Page 7 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
McKesson Corp. 1.40% 2018	$370	$366
McKesson Corp. 2.284% 2019	11,850	11,849
McKesson Corp. 3.796% 2024	7,845	7,939
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,353
Medtronic, Inc. 2.50% 2020[3]	21,070	21,101
Medtronic, Inc. 3.50% 2025[3]	43,400	43,309
Medtronic, Inc. 4.375% 2035[3]	4,880	4,837
Medtronic, Inc. 4.625% 2045[3]	31,460	31,805
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	902
Merck & Co., Inc. 2.80% 2023	17,590	17,302
Merck & Co., Inc. 2.75% 2025	15,810	15,156
Merck & Co., Inc. 3.70% 2045	11,495	10,254
Multiplan Inc., Term Loan B, 3.75% 2021[4,5,6]	4,926	4,908
Novartis Capital Corp. 3.40% 2024	8,780	8,914
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	2,653	2,605
Pfizer Inc. 3.40% 2024	5,210	5,249
Pfizer Inc. 7.20% 2039	7,824	10,780
PRA Holdings, Inc. 9.50% 2023[3]	978	1,098
Quest Diagnostics Inc. 4.70% 2045	470	417
Quintiles Transnational Corp. 4.875% 2023[3]	580	584
Roche Holdings, Inc. 2.25% 2019[3]	30,220	30,422
Roche Holdings, Inc. 6.00% 2019[3]	6,657	7,598
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,552
Roche Holdings, Inc. 3.35% 2024[3]	4,880	4,925
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	3,537	3,519
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,156	6,126
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,056
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,330	6,765
Tenet Healthcare Corp. 6.75% 2023[3]	795	812
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,110
Thermo Fisher Scientific Inc. 2.40% 2019	6,666	6,660
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,842
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	18,645
Thermo Fisher Scientific Inc. 5.30% 2044	2,710	2,865
Trinity Health Corp 4.125% 2045	2,000	1,845
UnitedHealth Group Inc. 0.85% 2015	5,525	5,530
UnitedHealth Group Inc. 1.40% 2017	6,095	6,103
UnitedHealth Group Inc. 6.00% 2017	17,920	19,520
UnitedHealth Group Inc. 2.875% 2023	7,015	6,751
VPI Escrow Corp. 6.75% 2018[3]	2,375	2,495
VPI Escrow Corp. 6.375% 2020[3]	6,480	6,840
VRX Escrow Corp. 6.125% 2025[3]	2,825	2,917
VWR Funding, Inc. 7.25% 2017	4,075	4,223
WellPoint, Inc. 2.30% 2018	6,680	6,721
WellPoint, Inc. 2.25% 2019	18,500	18,280
Zimmer Holdings, Inc. 2.00% 2018	10,800	10,806
Zimmer Holdings, Inc. 2.70% 2020	15,340	15,264
Zimmer Holdings, Inc. 3.15% 2022	26,626	26,206
Zimmer Holdings, Inc. 3.55% 2025	46,950	45,533
Zimmer Holdings, Inc. 4.25% 2035	4,150	3,839
Zimmer Holdings, Inc. 4.45% 2045	13,685	12,556
		1,399,643
The Bond Fund of America — Page 8 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 3.35%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[3]	$2,950	$752
Alpha Natural Resources, Inc. 7.50% 2020[3]	1,204	307
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	2,300	1,793
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	625	344
American Energy (Permian Basin) 7.125% 2020[3]	600	414
American Energy (Permian Basin) 7.375% 2021[3]	500	342
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,234
Anadarko Petroleum Corp. 6.375% 2017	12,500	13,721
Anadarko Petroleum Corp. 8.70% 2019	6,860	8,296
Anadarko Petroleum Corp. 6.45% 2036	685	791
Anadarko Petroleum Corp. 6.20% 2040	635	716
APT Pipelines Ltd. 4.20% 2025[3]	6,100	5,968
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,251
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,814
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,536
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,450
Bonanza Creek Energy, Inc. 6.75% 2021	525	500
Bonanza Creek Energy, Inc. 5.75% 2023	750	677
BP Capital Markets PLC 0.696% 2016[4]	13,380	13,380
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,268
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,761
Cenovus Energy Inc. 3.00% 2022	19,115	18,084
Cenovus Energy Inc. 3.80% 2023	8,285	8,190
Chesapeake Energy Corp. 4.875% 2022	1,050	919
Chevron Corp. 2.355% 2022	7,500	7,175
Chevron Corp. 2.411% 2022	4,360	4,239
CNOOC Finance (2013) Ltd. 3.00% 2023	2,615	2,478
Columbia Pipeline Partners LP 2.45% 2018[3]	7,500	7,559
Columbia Pipeline Partners LP 3.30% 2020[3]	1,350	1,356
Columbia Pipeline Partners LP 4.50% 2025[3]	9,295	9,174
Columbia Pipeline Partners LP 5.80% 2045[3]	2,755	2,716
CONSOL Energy Inc. 5.875% 2022	575	491
Denbury Resources Inc. 4.625% 2023	1,350	1,137
Devon Energy Corp. 2.25% 2018	10,160	10,190
Devon Energy Corp. 3.25% 2022	12,825	12,680
Devon Energy Corp. 5.00% 2045	3,995	3,945
Diamond Offshore Drilling, Inc. 4.875% 2043	29,775	23,684
Ecopetrol SA 5.875% 2023	1,555	1,637
Ecopetrol SA 5.375% 2026	2,695	2,671
Ecopetrol SA 5.875% 2045	4,730	4,198
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	27,725
Enbridge Energy Partners, LP 9.875% 2019	27,005	33,327
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,618
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,241
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,325
Enbridge Inc. 5.60% 2017	17,750	18,889
Enbridge Inc. 4.00% 2023	22,440	21,861
Enbridge Inc. 3.50% 2024	6,225	5,817
Energy Transfer Partners, LP 4.75% 2026	13,700	13,531
Energy Transfer Partners, LP 6.125% 2045	2,300	2,314
EnLink Midstream Partners, LP 4.40% 2024	10,930	10,964
EnLink Midstream Partners, LP 4.15% 2025	17,935	17,541
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,699
Ensco PLC, 5.20% 2025	1,295	1,283
The Bond Fund of America — Page 9 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$1,195	$1,065
Enterprise Products Operating LLC 3.90% 2024	790	794
Enterprise Products Operating LLC 3.75% 2025	7,010	6,874
Enterprise Products Operating LLC 3.70% 2026	5,525	5,380
Enterprise Products Operating LLC 4.85% 2044	1,775	1,670
Enterprise Products Operating LLC 4.90% 2046	1,895	1,788
EP Energy Corp. 6.375% 2023[3]	800	805
Exxon Mobil Corp. 2.397% 2022	22,000	21,581
Gazprom OJSC 6.51% 2022[3]	14,500	14,594
Husky Energy Inc. 6.20% 2017	350	380
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	15,979
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,281
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,359
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,444
Kinder Morgan Energy Partners, LP 3.50% 2021	955	942
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,010
Kinder Morgan Energy Partners, LP 4.15% 2024	5,530	5,357
Kinder Morgan Energy Partners, LP 4.25% 2024	12,700	12,375
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,526
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,054
Kinder Morgan Energy Partners, LP 5.40% 2044	6,800	6,179
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,028
Kinder Morgan, Inc. 3.05% 2019	6,810	6,804
Kinder Morgan, Inc. 4.30% 2025	30,705	29,822
Kinder Morgan, Inc. 5.30% 2034	6,130	5,667
Kinder Morgan, Inc. 5.55% 2045	17,315	16,007
NGL Energy Partners LP 6.875% 2021	800	836
NGPL PipeCo LLC 9.625% 2019[3]	2,725	2,773
Noble Corp PLC 4.00% 2018	400	410
Noble Corp PLC 5.95% 2025	7,000	6,905
Noble Corp PLC 6.95% 2045	3,830	3,528
Oasis Petroleum Inc. 6.875% 2022	1,500	1,530
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	4,801	3,721
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,868	2,065
PDC Energy Inc. 7.75% 2022	1,250	1,312
Peabody Energy Corp. 6.00% 2018	15,420	7,479
Petrobras Global Finance Co. 6.85% 2115	8,115	6,729
Petróleos Mexicanos 4.50% 2026[3]	6,725	6,590
Petróleos Mexicanos 7.47% 2026	MXN368,250	22,323
Petróleos Mexicanos 5.50% 2044	$16,230	15,013
Petróleos Mexicanos 5.50% 2044[3]	8,410	7,779
Petróleos Mexicanos 5.625% 2046[3]	2,775	2,601
Phillips 66 Partners LP 3.605% 2025	2,570	2,420
Phillips 66 Partners LP 4.68% 2045	205	181
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	14,121	12,674
QGOG Constellation SA 6.25% 2019[3]	2,775	2,040
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	3,150	3,410
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	1,000	1,172
Rice Energy Inc. 6.25% 2022	1,075	1,072
Rice Energy Inc. 7.25% 2023[3]	300	309
Sabine Pass Liquefaction, LLC 5.625% 2021	400	410
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	700	696
SandRidge Energy, Inc. 8.75% 2020[3]	875	808
SandRidge Energy, Inc. 7.50% 2023	1,947	833
The Bond Fund of America — Page 10 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 2.00% 2018	$8,105	$8,196
Shell International Finance BV 2.125% 2020	2,005	2,003
Shell International Finance BV 3.25% 2025	2,900	2,873
SM Energy Co. 5.625% 2025	600	595
Southwestern Energy Co. 4.95% 2025	12,465	12,599
Spectra Energy Partners, LP 2.95% 2018	2,430	2,486
Statoil ASA 0.564% 2018[4]	7,690	7,682
Statoil ASA 2.75% 2021	3,275	3,272
Statoil ASA 3.25% 2024	1,440	1,432
Targa Resources Corp. 4.125% 2019[3]	1,000	995
TC PipeLines, LP 4.375% 2025	18,045	17,833
Teekay Corp. 8.50% 2020	1,000	1,117
Tesoro Logistics LP 5.50% 2019[3]	675	704
Total Capital International 2.10% 2019	13,000	13,083
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,517
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	6,570	6,659
Transocean Inc. 5.05% 2016	2,405	2,507
Transocean Inc. 2.50% 2017	880	856
Transocean Inc. 6.875% 2021	12,570	11,392
Transocean Inc. 4.30% 2022	5,135	3,903
Transportadora de Gas Peru SA 4.25% 2028[3,5]	4,370	4,315
Western Gas Partners LP 2.60% 2018	515	519
Western Gas Partners LP 4.00% 2022	5,370	5,391
Western Gas Partners LP 3.95% 2025	7,315	7,044
Williams Partners LP 5.25% 2020	11,625	12,662
Williams Partners LP 3.60% 2022	7,750	7,529
Williams Partners LP 4.50% 2023	3,975	4,008
Williams Partners LP 4.30% 2024	22,380	22,021
Williams Partners LP 3.90% 2025	7,985	7,507
Williams Partners LP 4.00% 2025	22,855	21,419
Williams Partners LP 5.40% 2044	8,000	7,314
Williams Partners LP 4.90% 2045	3,350	2,875
Williams Partners LP 5.10% 2045	19,565	17,289
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,249
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,516
YPF Sociedad Anónima 8.50% 2025[3]	7,700	7,642
		945,361
Utilities 2.79%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,223
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	608
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,823
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,215
Alabama Power Co. 2.80% 2025	3,000	2,875
Alabama Power Co. 3.75% 2045	1,200	1,077
American Electric Power Co. 1.65% 2017	7,180	7,191
American Electric Power Co. 2.95% 2022	14,416	13,997
Berkshire Hathaway Energy Co. 2.40% 2020	12,302	12,251
Berkshire Hathaway Energy Co. 3.50% 2025	8,550	8,518
Berkshire Hathaway Energy Co. 4.50% 2045	12,500	12,216
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,634
CMS Energy Corp. 8.75% 2019	12,639	15,580
CMS Energy Corp. 6.25% 2020	10,502	12,166
CMS Energy Corp. 5.05% 2022	19,379	21,337
The Bond Fund of America — Page 11 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.875% 2024	$14,475	$14,724
CMS Energy Corp. 4.70% 2043	2,390	2,400
CMS Energy Corp. 4.875% 2044	1,623	1,679
Colbun SA 6.00% 2020[3]	2,400	2,657
Colbun SA 4.50% 2024[3]	2,450	2,450
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,562
Comision Federal de Electricidad 6.125% 2045[3]	2,000	2,030
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	747	876
Consumers Energy Co. 5.65% 2020	366	421
Dominion Gas Holdings LLC 2.50% 2019	9,035	9,132
Dominion Gas Holdings LLC 3.60% 2024	16,575	16,502
Dominion Gas Holdings LLC 4.60% 2044	4,250	4,001
Duke Energy Corp. 3.95% 2023	6,098	6,329
Duke Energy Corp. 3.75% 2024	11,314	11,533
Dynegy Finance Inc. 7.375% 2022[3]	700	737
E.ON International Finance BV 5.80% 2018[3]	15,000	16,615
EDP Finance BV 4.125% 2020[3]	30,600	30,959
EDP Finance BV 5.25% 2021[3]	7,000	7,348
Electricité de France SA 4.875% 2044[3]	3,850	4,017
Electricité de France SA 5.25% (undated)[3]	4,750	4,774
Electricité de France SA 6.00% 2114	£1,000	1,950
Empresa Nacional de Electricidad SA 8.625% 2015	$3,000	3,017
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,521
Enel Finance International SA 5.125% 2019[3]	2,000	2,193
Enel Finance International SA 6.00% 2039[3]	2,210	2,455
Enel Società per Azioni 8.75% 2073[3]	9,500	11,020
Entergy Arkansas, INC 3.05% 2023	6,100	6,024
Entergy Corp. 4.70% 2017	9,900	10,305
Entergy Corp. 4.00% 2022	1,625	1,638
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	10,835
Exelon Corp. 3.95% 2025	11,100	11,171
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,383
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,859
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	39,508
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,478
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	26,766
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,425
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	3,987
Niagara Mohawk Power Corp. 3.508% 2024[3]	10,470	10,488
Northeast Utilities 3.15% 2025	5,710	5,520
Northern States Power Co. 5.25% 2035	2,885	3,257
NRG Energy, Inc. 6.25% 2022	1,050	1,071
NV Energy, Inc 6.25% 2020	31,400	36,379
Ohio Power Co., Series G, 6.60% 2033	1,485	1,855
Ohio Power Co., Series H, 6.60% 2033	735	918
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,797
Pacific Gas and Electric Co. 3.50% 2020	2,547	2,658
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,110
Pacific Gas and Electric Co. 3.25% 2023	16,950	16,850
Pacific Gas and Electric Co. 3.85% 2023	4,125	4,281
Pacific Gas and Electric Co. 3.40% 2024	9,395	9,391
Pacific Gas and Electric Co. 3.75% 2024	2,870	2,954
Pacific Gas and Electric Co. 3.75% 2042	200	175
Pacific Gas and Electric Co. 4.30% 2045	8,150	7,830
The Bond Fund of America — Page 12 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 2.95% 2023	$2,341	$2,324
PacifiCorp. 3.35% 2025	7,150	7,153
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,119	1,244
PG&E Corp. 2.40% 2019	7,445	7,456
Progress Energy, Inc. 7.05% 2019	8,590	9,986
Progress Energy, Inc. 7.00% 2031	2,500	3,153
Progress Energy, Inc. 7.75% 2031	5,823	7,860
Public Service Co. of Colorado 5.80% 2018	9,606	10,800
Public Service Co. of Colorado 5.125% 2019	1,486	1,664
Public Service Co. of Colorado 3.20% 2020	7,051	7,349
Public Service Co. of Colorado 2.90% 2025	5,000	4,843
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,416
Public Service Electric and Gas Co. 2.00% 2019	9,240	9,223
Public Service Electric and Gas Co., 2.375% 2023	800	762
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,242
Public Service Electric and Gas Co. 3.00% 2025	3,900	3,823
Puget Sound Energy Inc. 6.724% 2036	2,250	2,931
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,211	14,298
Puget Sound Energy, Inc., First Lien, 6.00% 2021	12,805	14,678
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,164	18,173
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	1,611	1,578
Southern California Edison Co., 1.845% 2022[5]	11,675	11,662
Southern Co. 2.15% 2019	9,325	9,231
Tampa Electric Co. 2.60% 2022	4,575	4,413
Teco Finance, Inc. 5.15% 2020	11,923	13,293
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	887	934
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,791
Virginia Electric and Power Co. 1.20% 2018	9,600	9,567
Virginia Electric and Power Co. 2.95% 2022	3,535	3,524
Virginia Electric and Power Co. 3.10% 2025	4,300	4,240
Virginia Electric and Power Co. 8.875% 2038	3,000	4,618
Virginia Electric and Power Co. 4.45% 2044	9,500	9,527
Virginia Electric and Power Co. 4.20% 2045	385	371
Wisconsin Energy Corp. 3.55% 2025	2,000	1,996
Xcel Energy Inc 4.80% 2041	455	472
Xcel Energy Inc. 4.70% 2020	8,525	9,300
Xcel Energy Inc. 3.30% 2025	5,249	5,159
Xcel Energy Inc. 6.50% 2036	5,131	6,409
		785,989
Consumer discretionary 2.69%
Amazon.com, Inc. 3.80% 2024	10,875	10,921
American Honda Finance Corp. 2.25% 2019	13,500	13,589
CBS Corp. 1.95% 2017	2,000	2,019
CBS Corp. 2.30% 2019	6,250	6,178
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	6,175	6,156
Comcast Corp. 5.875% 2018	7,320	8,122
Comcast Corp. 5.15% 2020	7,500	8,441
Comcast Corp. 3.375% 2025	15,265	15,071
Comcast Corp. 4.65% 2042	7,285	7,294
Comcast Corp. 4.75% 2044	10,700	10,848
Comcast Corp. 4.60% 2045	14,250	14,108
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,269
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,372
The Bond Fund of America — Page 13 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	$13,080	$13,063
DaimlerChrysler North America Holding Corp. 1.115% 2018[3,4]	7,500	7,569
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,478
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,806
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	12,318	12,166
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,467
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	8,175	8,152
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	16,500	16,246
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,405
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,541
DISH DBS Corp. 4.25% 2018	5,500	5,610
Dollar General Corp. 4.125% 2017	938	981
Dollar General Corp. 1.875% 2018	1,817	1,809
Ford Motor Co. 4.75% 2043	2,500	2,441
Ford Motor Credit Co. 1.70% 2016	10,500	10,515
Ford Motor Credit Co. 2.50% 2016	9,000	9,074
Ford Motor Credit Co. 2.145% 2018	11,615	11,665
Ford Motor Credit Co. 2.375% 2018	11,550	11,659
Ford Motor Credit Co. 2.375% 2019	22,325	22,257
Ford Motor Credit Co. 2.597% 2019	21,820	21,666
Ford Motor Credit Co. 2.459% 2020	8,040	7,903
Ford Motor Credit Co. 3.219% 2022	8,750	8,655
Gannett Co., Inc. 4.875% 2021[3]	610	607
General Motors Co. 4.00% 2025	1,745	1,723
General Motors Co. 5.00% 2035	18,395	18,117
General Motors Financial Co. 3.50% 2019	3,715	3,797
General Motors Financial Co. 4.375% 2021	9,100	9,455
General Motors Financial Co. 3.45% 2022	18,855	18,463
George Washington University 4.868% 2045	9,990	10,006
Grupo Televisa, SAB 6.625% 2040	5,200	6,055
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,380
Home Depot, Inc. 2.00% 2019	$17,500	17,535
Home Depot, Inc. 4.40% 2021	7,500	8,271
Home Depot, Inc. 2.625% 2022	5,000	4,924
Home Depot, Inc. 4.25% 2046	27,700	26,859
Hyundai Capital America 2.60% 2020[3]	2,445	2,446
Hyundai Capital Services Inc. 2.625% 2020[3]	1,055	1,051
iHeartCommunications, Inc. 10.625% 2023[3]	1,315	1,249
MGM Resorts International 8.625% 2019	1,300	1,476
NBC Universal Enterprise, Inc. 0.960% 2018[3,4]	10,425	10,480
NBC Universal Enterprise, Inc. 1.974% 2019[3]	7,175	7,123
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	19,081
NBCUniversal Media, LLC 2.875% 2016	15,000	15,232
NBCUniversal Media, LLC 2.875% 2023	5,000	4,858
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	425	451
News America Inc. 6.90% 2019	12,750	14,807
PETsMART, Inc. 7.125% 2023[3]	400	420
RCI Banque 3.50% 2018[3]	18,500	19,220
Seminole Tribe of Florida 7.804% 2020[3,5]	5,705	6,119
Sotheby’s Holdings, Inc. 5.25% 2022[3]	525	517
Stackpole Intl. 7.75% 2021[3]	180	178
Starbucks Corp. 2.70% 2022	7,650	7,628
Starbucks Corp. 4.30% 2045	3,565	3,511
Thomson Reuters Corp. 1.30% 2017	1,890	1,886
The Bond Fund of America — Page 14 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.65% 2017	$14,825	$14,826
Thomson Reuters Corp. 6.50% 2018	25,855	29,181
Thomson Reuters Corp. 4.30% 2023	8,805	9,113
Thomson Reuters Corp. 5.65% 2043	1,905	2,021
Time Warner Cable Inc. 6.75% 2018	11,650	12,991
Time Warner Inc. 3.60% 2025	14,200	13,819
Time Warner Inc. 6.20% 2040	9,450	10,738
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,002
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,006
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,491
Viacom Inc. 4.25% 2023	2,735	2,758
Viacom Inc. 3.875% 2024	6,600	6,465
Viacom Inc. 4.85% 2034	6,740	6,234
Viacom Inc. 5.85% 2043	6,000	5,973
Viacom Inc. 5.25% 2044	1,200	1,125
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	9,200	9,212
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	4,850	4,868
Volkswagen International Finance NV 4.00% 2020[3]	11,650	12,480
WPP Finance 2010 3.75% 2024	3,000	2,992
Wynn Macau, Ltd. 5.25% 2021[3]	2,800	2,660
ZF Friedrichshafen AG 4.50% 2022[3]	570	562
ZF Friedrichshafen AG 4.75% 2025[3]	565	550
		758,508
Consumer staples 2.23%
Altria Group, Inc. 9.25% 2019	4,392	5,520
Altria Group, Inc. 2.625% 2020	15,195	15,139
Altria Group, Inc. 2.85% 2022	5,000	4,808
Altria Group, Inc. 2.95% 2023	16,500	15,768
Altria Group, Inc. 4.00% 2024	3,600	3,657
Altria Group, Inc. 9.95% 2038	6,350	10,227
Altria Group, Inc. 10.20% 2039	4,000	6,588
Altria Group, Inc. 4.50% 2043	3,500	3,242
Altria Group, Inc. 5.375% 2044	2,625	2,790
British American Tobacco International Finance PLC 1.85% 2018[3]	6,200	6,216
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	19,507
British American Tobacco International Finance PLC 2.75% 2020[3]	10,700	10,783
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,554
British American Tobacco International Finance PLC 3.95% 2025[3]	33,600	33,998
Coca-Cola Co. 1.80% 2016	10,500	10,631
ConAgra Foods, Inc. 1.30% 2016	9,630	9,632
ConAgra Foods, Inc. 1.90% 2018	5,750	5,665
ConAgra Foods, Inc. 3.20% 2023	21,645	20,236
CVS Caremark Corp. 2.25% 2019	14,090	14,034
CVS Caremark Corp. 5.30% 2043	4,075	4,442
H.J. Heinz Co. 2.80% 2020[3]	17,190	17,208
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,036
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,602
Kraft Foods Inc. 2.25% 2017	5,300	5,374
Kraft Foods Inc. 6.50% 2040	2,000	2,352
Kraft Foods Inc. 5.00% 2042	3,400	3,389
Kroger Co. 3.90% 2015	10,000	10,077
Kroger Co. 3.85% 2023	1,905	1,955
Kroger Co. 5.00% 2042	1,200	1,246
The Bond Fund of America — Page 15 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 5.15% 2043	$8,705	$9,179
Pernod Ricard SA 2.95% 2017[3]	13,500	13,799
Pernod Ricard SA 4.45% 2022[3]	36,850	38,754
Philip Morris International Inc. 3.25% 2024	11,000	10,825
Philip Morris International Inc. 4.875% 2043	3,000	3,100
Philip Morris International Inc. 4.25% 2044	9,950	9,404
Reynolds American Inc. 2.30% 2018	10,255	10,339
Reynolds American Inc. 3.25% 2020	12,135	12,295
Reynolds American Inc. 3.25% 2022	19,360	18,654
Reynolds American Inc. 4.00% 2022	8,225	8,405
Reynolds American Inc. 4.85% 2023	3,750	3,964
Reynolds American Inc. 4.45% 2025	44,535	45,395
Reynolds American Inc. 5.70% 2035	6,165	6,393
Reynolds American Inc. 4.75% 2042	2,500	2,268
Reynolds American Inc. 6.15% 2043	4,640	4,984
Reynolds American Inc. 5.85% 2045	50,000	52,759
SABMiller Holdings Inc. 2.45% 2017[3]	9,875	10,031
The JM Smucker Co. 2.50% 2020[3]	3,265	3,247
The JM Smucker Co. 3.00% 2022[3]	1,380	1,356
The JM Smucker Co. 3.50% 2025[3]	11,530	11,283
The JM Smucker Co. 4.375% 2045[3]	2,000	1,836
Tyson Foods, Inc. 2.65% 2019	3,500	3,524
Tyson Foods, Inc. 3.95% 2024	15,395	15,515
Tyson Foods, Inc. 5.15% 2044	8,360	8,599
Walgreens Boots Alliance, Inc. 3.80% 2024	17,250	16,883
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,711
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,852
WM. Wrigley Jr. Co 3.375% 2020[3]	36,300	37,416
		629,446
Telecommunication services 1.69%
Altice Financing SA 6.625% 2023[3]	1,025	1,020
América Móvil, SAB de CV 7.125% 2024	MXN90,000	5,582
América Móvil, SAB de CV 8.46% 2036	27,000	1,670
AT&T Inc. 0.90% 2016	$10,000	10,002
AT&T Inc. 1.40% 2017	12,015	11,941
AT&T Inc. 2.45% 2020	8,807	8,635
AT&T Inc. 3.00% 2022	14,600	14,106
AT&T Inc. 3.40% 2025	59,071	56,202
AT&T Inc. 4.50% 2035	25,825	23,745
AT&T Inc. 4.30% 2042	3,530	3,026
AT&T Inc. 4.80% 2044	6,385	5,882
AT&T Inc. 4.35% 2045	3,345	2,865
AT&T Inc. 4.75% 2046	25,236	22,934
British Telecommunications PLC 2.35% 2019	2,745	2,758
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,850	5,950
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,383
Digicel Group Ltd. 8.25% 2020[3]	6,450	6,482
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,316
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,861
France Télécom 9.00% 2031	5,053	7,131
Frontier Communications Corp. 8.125% 2018	2,425	2,637
Intelsat Jackson Holding Co. 7.25% 2020	2,975	2,953
Intelsat Jackson Holding Co. 6.625% 2022	6,300	5,804
The Bond Fund of America — Page 16 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	$3,904	$3,940
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	1,476	1,476
MetroPCS Wireless, Inc. 6.25% 2021	3,825	3,930
MetroPCS Wireless, Inc. 6.625% 2023	1,050	1,093
Numericable Group SA 4.875% 2019[3]	9,400	9,330
Orange SA 2.75% 2019	8,938	9,069
SoftBank Corp. 4.50% 2020[3]	2,350	2,365
Sprint Nextel Corp. 7.00% 2020	8,000	7,960
Sprint Nextel Corp. 7.875% 2023	4,075	3,983
Telecom Italia Capital SA 6.999% 2018	10,687	11,809
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,751
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,788
T-Mobile US, Inc. 6.542% 2020	5,250	5,510
Trilogy International Partners, LLC 10.25% 2016[3]	2,250	2,235
Verizon Communications Inc. 2.625% 2020	6,175	6,163
Verizon Communications Inc. 5.15% 2023	21,414	23,502
Verizon Communications Inc. 4.272% 2036[3]	47,846	43,056
Verizon Communications Inc. 4.522% 2048[3]	103,982	91,962
Wind Acquisition SA 4.75% 2020[3]	2,925	2,907
Wind Acquisition SA 7.375% 2021[3]	4,900	4,967
		475,681
Industrials 1.19%
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,968
ADT Corp. 4.125% 2019	2,875	2,933
Altegrity, Inc. 9.50% 2019[3]	3,675	3,482
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	9,570	7,991
Builders Firstsource 7.625% 2021[3]	2,125	2,210
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,259
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,893
Burlington Northern Santa Fe LLC 4.15% 2045	3,120	2,888
Canadian National Railway Co. 1.45% 2016	6,090	6,125
Cenveo, Inc. 6.00% 2019[3]	600	567
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	555	520
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	797	747
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	578	542
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	100	93
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	521	553
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	4,238	4,403
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	7,678	8,038
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	84	90
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,187	6,771
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	930	977
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	181	200
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,607	11,296
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	9,671	10,710
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	6,378	7,253
CSX Corp. 7.375% 2019	7,500	8,794
DAE Aviation Holdings, Inc. 10.00% 2023[3]	1,080	1,065
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,189	1,364
ENA Norte Trust 4.95% 2028[3,5]	3,111	3,197
Euramax International, Inc. 9.50% 2016	4,560	4,514
European Aeronautic Defence and Space Company 2.70% 2023[3]	15,500	14,940
General Electric Capital Corp. 2.95% 2016	2,790	2,845
The Bond Fund of America — Page 17 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 2.30% 2017	$5,000	$5,098
General Electric Capital Corp. 2.45% 2017	13,000	13,306
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,000
General Electric Capital Corp. 2.20% 2020	19,095	19,086
General Electric Capital Corp. 3.10% 2023	9,600	9,571
General Electric Co. 2.70% 2022	7,500	7,337
General Electric Corp. 5.25% 2017	4,377	4,769
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	2,328
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[4,5,6,8,9]	798	758
HD Supply, Inc. 11.50% 2020	3,350	3,886
HD Supply, Inc. 5.25% 2021[3]	1,175	1,196
Honeywell International Inc. 5.00% 2019	8,725	9,696
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[4,5,6]	3,582	3,597
KLX Inc. 5.875% 2022[3]	1,380	1,401
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	13,167	13,480
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	3,000	2,966
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,675	2,327
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,279
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,648
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	1,500	1,521
Nortek Inc. 8.50% 2021	2,690	2,885
Ply Gem Industries, Inc. 6.50% 2022	4,250	4,213
Ply Gem Industries, Inc. 6.50% 2022	900	875
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,883
R.R. Donnelley & Sons Co. 7.875% 2021	250	283
R.R. Donnelley & Sons Co. 7.00% 2022	750	809
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	3,869
Republic Services, Inc. 5.00% 2020	$5,000	5,503
Republic Services, Inc. 3.55% 2022	500	507
Republic Services, Inc. 5.70% 2041	2,000	2,271
Siemens AG 2.15% 2020[3]	5,000	4,939
Siemens AG 2.90% 2022[3]	5,000	4,937
Siemens AG 3.25% 2025[3]	23,330	22,931
Siemens AG 4.40% 2045[3]	3,000	2,960
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,175	2,953
Southwest Airlines Co. 2.75% 2019	1,410	1,431
Union Pacific Corp. 5.75% 2017	12,250	13,511
US Investigations Services, Inc. 13.00% 2020[3,7,8,9]	3,527	1,940
US Investigations Services, Inc. 14.00% 2020[3,7,8,9]	743	408
US Investigations Services, Inc. 15.00% 2021[3,7,8,9]	2,586	233
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[5,6,7,8]	959	959
Waste Management, Inc. 2.60% 2016	3,330	3,389
Waste Management, Inc. 4.60% 2021	5,455	6,007
		336,174
Materials 0.57%
Agrium Inc. 4.125% 2035	4,945	4,423
ArcelorMittal 6.25% 2021	2,600	2,733
ArcelorMittal 6.125% 2025	375	375
ArcelorMittal 7.50% 2041	3,395	3,344
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,163
Chemours Co. 6.625% 2023[3]	1,490	1,447
Chemours Co. 7.00% 2025[3]	620	603
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,075	1,021
The Bond Fund of America — Page 18 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CRH America, Inc. 3.875% 2025[3]	$6,100	$6,048
CRH America, Inc. 5.125% 2045[3]	3,000	2,967
Dow Chemical Co. 5.70% 2018	1,004	1,112
E.I. du Pont de Nemours and Co. 5.25% 2016	500	529
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,741
Eastman Chemical Co. 3.80% 2025	5,300	5,293
Ecolab Inc. 3.00% 2016	7,275	7,447
First Quantum Minerals Ltd. 6.75% 2020[3]	8,724	8,484
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	4,853
FMG Resources 9.75% 2022[3]	9,025	9,341
Georgia Gulf Corp. 4.625% 2021	400	390
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,233
Glencore Funding LLC 2.875% 2020[3]	6,300	6,177
Holcim Ltd. 6.00% 2019[3]	1,607	1,816
Holcim Ltd. 5.15% 2023[3]	3,315	3,633
International Paper Co. 3.65% 2024	8,900	8,776
JMC Steel Group Inc. 8.25% 2018[3]	4,760	4,373
Monsanto Co. 2.75% 2021	2,425	2,381
Monsanto Co. 3.375% 2024	7,400	7,071
Monsanto Co. 4.70% 2064	9,400	8,140
Packaging Corp. of America 4.50% 2023	1,585	1,635
Reynolds Group Inc. 5.75% 2020	8,405	8,636
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,657
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,008
Ryerson Inc. 11.25% 2018	2,854	2,897
Walter Energy, Inc. 9.50% 2019[3]	5,125	2,832
Yara International ASA 7.875% 2019[3]	2,175	2,538
		161,117
Information technology 0.51%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,135	1,205
Alcatel-Lucent USA Inc. 8.875% 2020[3]	1,850	2,019
Apple Inc. 3.20% 2025	4,100	4,077
First Data Corp. 8.25% 2021[3]	300	317
First Data Corp. 11.75% 2021	3,300	3,721
First Data Corp. 12.625% 2021	1,200	1,389
Freescale Semiconductor, Inc. 5.00% 2021[3]	2,850	2,936
Freescale Semiconductor, Inc. 6.00% 2022[3]	2,550	2,709
Harris Corp. 1.999% 2018	6,800	6,781
Harris Corp. 2.70% 2020	3,010	2,972
Harris Corp. 3.832% 2025	2,720	2,645
Harris Corp. 4.854% 2035	17,685	16,950
Harris Corp. 5.054% 2045	9,555	9,105
International Business Machines Corp. 2.00% 2016	12,500	12,606
National Semiconductor Corp. 6.60% 2017	6,000	6,627
Oracle Corp. 2.80% 2021	13,100	13,259
Oracle Corp. 2.95% 2025	11,800	11,362
QUALCOMM Inc. 3.45% 2025	10,300	10,034
QUALCOMM Inc. 4.80% 2045	17,000	16,292
SRA International, Inc. 11.00% 2019	3,000	3,195
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	6,436	6,460
The Bond Fund of America — Page 19 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Xerox Corp. 2.95% 2017	$2,535	$2,597
Xerox Corp. 2.75% 2019	5,000	5,073
		144,331
Total corporate bonds & notes		7,725,724
Mortgage-backed obligations 24.28% Federal agency mortgage-backed obligations 19.61%
Fannie Mae 3.358% 2017[5]	3,151	3,286
Fannie Mae 11.038% 2020[4,5]	25	28
Fannie Mae 5.00% 2023[5]	1,530	1,658
Fannie Mae 5.50% 2023[5]	8,159	8,911
Fannie Mae 6.00% 2023[5]	221	244
Fannie Mae 4.50% 2024[5]	5,087	5,445
Fannie Mae 4.50% 2025[5]	6,261	6,722
Fannie Mae 4.50% 2025[5]	3,668	3,921
Fannie Mae 4.50% 2025[5]	3,479	3,627
Fannie Mae 2.403% 2026[4,5]	83	88
Fannie Mae 6.00% 2026[5]	4,135	4,695
Fannie Mae 2.50% 2027[5]	22,229	22,638
Fannie Mae 2.50% 2027[5]	6,474	6,593
Fannie Mae 2.50% 2027[5]	4,407	4,489
Fannie Mae 2.50% 2027[5]	1,956	1,992
Fannie Mae 2.50% 2027[5]	1,480	1,505
Fannie Mae 2.50% 2027[5]	1,351	1,376
Fannie Mae 2.50% 2027[5]	1,167	1,189
Fannie Mae 2.50% 2027[5]	743	757
Fannie Mae 2.50% 2027[5]	653	664
Fannie Mae 2.50% 2027[5]	632	643
Fannie Mae 5.50% 2027[5]	1,935	2,171
Fannie Mae 2.50% 2028[5]	22,211	22,592
Fannie Mae 2.50% 2028[5]	6,151	6,257
Fannie Mae 6.00% 2028[5]	620	702
Fannie Mae 6.50% 2032[5]	117	125
Fannie Mae 6.50% 2034[5]	483	522
Fannie Mae 3.00% 2035[5]	30,601	31,131
Fannie Mae 3.00% 2035[5]	12,708	12,918
Fannie Mae 3.00% 2035[5]	12,512	12,727
Fannie Mae 3.00% 2035[5]	10,077	10,250
Fannie Mae 3.00% 2035[5]	6,760	6,877
Fannie Mae 3.50% 2035[5]	4,864	5,078
Fannie Mae 7.00% 2036[5]	605	700
Fannie Mae 7.00% 2036[5]	276	314
Fannie Mae 7.50% 2036[5]	359	405
Fannie Mae 8.00% 2036[5]	203	230
Fannie Mae 6.00% 2037[5]	1,316	1,491
Fannie Mae 6.00% 2037[5]	576	652
Fannie Mae 6.50% 2037[5]	2,103	2,411
Fannie Mae 6.50% 2037[5]	1,358	1,605
Fannie Mae 6.50% 2037[5]	1,303	1,440
Fannie Mae 7.00% 2037[5]	807	897
Fannie Mae 7.00% 2037[5]	650	723
Fannie Mae 7.00% 2037[5]	262	278
Fannie Mae 7.00% 2037[5]	238	272
The Bond Fund of America — Page 20 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[5]	$118	$132
Fannie Mae 7.00% 2037[5]	114	127
Fannie Mae 7.50% 2037[5]	269	304
Fannie Mae 7.50% 2037[5]	256	289
Fannie Mae 7.50% 2037[5]	166	187
Fannie Mae 7.50% 2037[5]	134	151
Fannie Mae 7.50% 2037[5]	124	137
Fannie Mae 7.50% 2037[5]	112	125
Fannie Mae 7.50% 2037[5]	100	111
Fannie Mae 7.50% 2037[5]	81	97
Fannie Mae 7.50% 2037[5]	65	68
Fannie Mae 7.50% 2037[5]	26	28
Fannie Mae 8.00% 2037[5]	119	129
Fannie Mae 5.50% 2038[5]	35	39
Fannie Mae 6.00% 2038[5]	972	1,104
Fannie Mae 6.50% 2038[5]	45,418	52,055
Fannie Mae 4.50% 2039[5]	14,693	15,886
Fannie Mae 5.00% 2039[5]	13,626	15,185
Fannie Mae 5.50% 2039[5]	11,200	12,574
Fannie Mae 4.00% 2040[5]	1,651	1,761
Fannie Mae 4.328% 2040[4,5]	2,866	3,072
Fannie Mae 4.50% 2040[5]	3,616	3,916
Fannie Mae 5.00% 2040[5]	1,508	1,671
Fannie Mae 5.50% 2040[5]	6,617	7,451
Fannie Mae 4.00% 2041[5]	11,965	12,813
Fannie Mae 4.00% 2041[5]	2,729	2,911
Fannie Mae 4.00% 2041[5]	1,607	1,715
Fannie Mae 4.00% 2041[5]	1,365	1,456
Fannie Mae 4.00% 2041[5]	878	938
Fannie Mae 4.50% 2041[5]	3,864	4,186
Fannie Mae 5.00% 2041[5]	10,652	11,810
Fannie Mae 5.00% 2041[5]	5,377	6,059
Fannie Mae 5.00% 2041[5]	3,921	4,398
Fannie Mae 5.00% 2041[5]	2,804	3,160
Fannie Mae 5.00% 2041[5]	1,810	2,040
Fannie Mae 3.50% 2042[5]	34,024	35,118
Fannie Mae 3.50% 2042[5]	19,316	19,940
Fannie Mae 3.50% 2042[5]	16,270	16,794
Fannie Mae 3.50% 2042[5]	10,071	10,398
Fannie Mae 3.50% 2042[5]	5,308	5,482
Fannie Mae 4.00% 2042[5]	28,409	30,427
Fannie Mae 4.00% 2042[5]	16,017	17,054
Fannie Mae 4.00% 2042[5]	13,430	14,327
Fannie Mae 4.00% 2042[5]	8,422	9,016
Fannie Mae 4.00% 2042[5]	7,100	7,600
Fannie Mae 4.00% 2042[5]	4,495	4,794
Fannie Mae 4.00% 2042[5]	1,341	1,437
Fannie Mae 4.00% 2042[5]	648	689
Fannie Mae 4.00% 2043[5]	11,893	12,659
Fannie Mae 4.00% 2043[5]	11,094	11,877
Fannie Mae 4.00% 2044[5]	7,635	8,158
Fannie Mae 4.00% 2044[5]	3,658	3,918
Fannie Mae 3.00% 2044[5,10]	5,590	5,556
Fannie Mae 3.50% 2045[5,10]	180,000	184,679
The Bond Fund of America — Page 21 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2045[5]	$6,100	$6,474
Fannie Mae 4.50% 2045[5,10]	532,080	574,896
Fannie Mae 7.00% 2047[5]	318	364
Fannie Mae 7.00% 2047[5]	22	25
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[5]	300	308
Fannie Mae, Series 2001-4, Class GA, 9.414% 2025[4,5]	68	77
Fannie Mae, Series 2001-4, Class NA, 9.789% 2025[4,5]	74	82
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5]	929	922
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	232	271
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	1,697	1,901
Fannie Mae, Series 2001-20, Class E, 5.565% 2031[4,5]	16	17
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[5]	2,181	1,960
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[5]	1,815	1,586
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[5]	601	533
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	2,559	2,983
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	641	718
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	1,444	1,691
Fannie Mae, Series 2002-W1, Class 2A, 6.443% 2042[4,5]	1,987	2,306
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.734% 2048[3,4,5]	132	132
Freddie Mac 5.00% 2023[5]	1,464	1,590
Freddie Mac 5.00% 2023[5]	52	57
Freddie Mac 5.00% 2023[5]	8	9
Freddie Mac 5.00% 2024[5]	3,522	3,814
Freddie Mac 6.00% 2026[5]	2,409	2,729
Freddie Mac 6.00% 2027[5]	15,025	17,043
Freddie Mac 4.50% 2030[5]	1,698	1,835
Freddie Mac 3.00% 2034[5]	24,170	24,532
Freddie Mac 3.50% 2034[5]	19,692	20,515
Freddie Mac 3.00% 2035[5]	116,724	118,476
Freddie Mac 3.00% 2035[5]	7,090	7,196
Freddie Mac 3.00% 2035[5]	2,866	2,913
Freddie Mac 3.50% 2035[5]	49,867	51,959
Freddie Mac 3.50% 2035[5]	49,016	51,075
Freddie Mac 3.50% 2035[5]	4,659	4,855
Freddie Mac 2.113% 2037[4,5]	2,765	2,927
Freddie Mac 4.50% 2037[5]	7,520	8,151
Freddie Mac 5.50% 2037[5]	2,738	3,063
Freddie Mac 5.50% 2037[5]	69	77
Freddie Mac 5.50% 2037[5]	16	18
Freddie Mac 7.00% 2037[5]	158	183
Freddie Mac 7.50% 2037[5]	322	364
Freddie Mac 5.50% 2038[5]	2,211	2,475
Freddie Mac 5.50% 2038[5]	905	1,013
Freddie Mac 5.50% 2038[5]	376	421
Freddie Mac 5.50% 2038[5]	241	270
Freddie Mac 4.50% 2039[5]	1,894	2,050
Freddie Mac 5.00% 2039[5]	15,153	16,753
Freddie Mac 5.50% 2039[5]	14,663	16,436
Freddie Mac 5.50% 2039[5]	5,340	5,977
Freddie Mac 4.50% 2040[5]	34,285	37,109
Freddie Mac 5.50% 2040[5]	9	10
Freddie Mac 4.50% 2041[5]	14,112	15,301
Freddie Mac 4.50% 2041[5]	3,528	3,819
Freddie Mac 4.50% 2041[5]	2,047	2,210
The Bond Fund of America — Page 22 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[5]	$689	$747
Freddie Mac 5.00% 2041[5]	11,345	12,582
Freddie Mac 5.00% 2041[5]	7,791	8,756
Freddie Mac 5.00% 2041[5]	4,181	4,604
Freddie Mac 5.50% 2041[5]	7,681	8,601
Freddie Mac 4.00% 2043[5]	22,202	23,586
Freddie Mac 4.00% 2043[5]	6,314	6,731
Freddie Mac 4.00% 2043[5]	5,842	6,207
Freddie Mac 4.00% 2043[5]	3,877	4,133
Freddie Mac 4.00% 2043[5]	3,451	3,666
Freddie Mac 4.00% 2043[5]	3,268	3,484
Freddie Mac 4.00% 2043[5]	2,617	2,795
Freddie Mac 4.00% 2043[5]	2,610	2,782
Freddie Mac 4.00% 2043[5]	1,576	1,674
Freddie Mac 4.00% 2044[5]	2,709	2,894
Freddie Mac 3.50% 2045[5,10]	3,250	3,337
Freddie Mac 6.50% 2047[5]	311	351
Freddie Mac, Series 2890, Class KT, 4.50% 2019[5]	1,568	1,649
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	62	64
Freddie Mac, Series 2122, Class QM, 6.25% 2029[5]	1,143	1,272
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[5]	1,396	1,219
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[5]	1,299	1,161
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[5]	1,324	1,136
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[5]	1,188	1,067
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	24	20
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	13,109	14,944
Freddie Mac, Series 3286, Class JN, 5.50% 2037[5]	10,542	11,739
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	5,685	6,305
Government National Mortgage Assn. 10.00% 2021[5]	97	106
Government National Mortgage Assn. 2.50% 2028[5]	4,006	4,100
Government National Mortgage Assn. 5.00% 2035[5]	1,298	1,416
Government National Mortgage Assn. 6.00% 2038[5]	10,702	12,124
Government National Mortgage Assn. 6.50% 2038[5]	228	261
Government National Mortgage Assn. 3.50% 2039[5]	6,085	6,311
Government National Mortgage Assn. 5.00% 2039[5]	1,443	1,579
Government National Mortgage Assn. 3.50% 2040[5]	6,605	6,860
Government National Mortgage Assn. 4.50% 2040[5]	3,495	3,815
Government National Mortgage Assn. 5.50% 2040[5]	9,664	10,940
Government National Mortgage Assn. 3.50% 2041[5]	245	254
Government National Mortgage Assn. 4.50% 2041[5]	20,168	21,834
Government National Mortgage Assn. 4.50% 2041[5]	1,691	1,828
Government National Mortgage Assn. 4.50% 2041[5]	1,465	1,587
Government National Mortgage Assn. 4.50% 2041[5]	854	923
Government National Mortgage Assn. 5.00% 2041[5]	10,221	11,173
Government National Mortgage Assn. 3.50% 2042[5]	1,370	1,404
Government National Mortgage Assn. 3.50% 2043[5]	4,230	4,391
Government National Mortgage Assn. 4.00% 2044[5]	290,594	307,724
Government National Mortgage Assn. 3.50% 2045[5,10]	825,990	853,480
Government National Mortgage Assn. 3.50% 2045[5,10]	130,275	134,962
Government National Mortgage Assn. 4.00% 2045[5,10]	1,060,100	1,120,642
Government National Mortgage Assn. 4.00% 2045[5,10]	996,935	1,055,349
Government National Mortgage Assn. 4.692% 2061[5]	999	1,071
Government National Mortgage Assn. 4.70% 2061[5]	5,760	6,174
Government National Mortgage Assn. 4.70% 2061[5]	930	993
The Bond Fund of America — Page 23 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.72% 2061[5]	$432	$461
Government National Mortgage Assn. 4.771% 2061[5]	513	547
Government National Mortgage Assn. 4.774% 2061[5]	498	532
Government National Mortgage Assn. 4.822% 2061[5]	2,489	2,661
Government National Mortgage Assn. 4.859% 2061[5]	1,479	1,575
Government National Mortgage Assn. 5.104% 2061[5]	1,938	2,078
Government National Mortgage Assn. 5.110% 2061[5]	1,866	2,038
Government National Mortgage Assn. 4.669% 2063[5]	925	992
Government National Mortgage Assn. 0.803% 2064[4,5]	569	572
Government National Mortgage Assn. 4.756% 2064[5]	1,847	1,970
Government National Mortgage Assn. 5.182% 2064[5]	1,548	1,660
Government National Mortgage Assn. 6.549% 2064[5]	737	802
Government National Mortgage Assn. 5.031% 2065[5]	1,240	1,331
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[4,5]	4,199	4,247
National Credit Union Administration, Series 2010-R2, Class 1A, 0.555% 2017[4,5]	1,137	1,139
National Credit Union Administration, Series 2011-R3, Class 1A, 0.585% 2020[4,5]	1,249	1,253
National Credit Union Administration, Series 2011-R1, Class 1A, 0.635% 2020[4,5]	1,510	1,518
		5,529,901
Commercial mortgage-backed securities 3.50%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,000	8,507
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	10,183	10,495
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,5]	1,101	1,105
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	10,297	10,410
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[4,5]	3,615	3,823
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.793% 2049[4,5]	4,083	4,306
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[4,5]	4,645	4,993
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[4,5]	4,962	5,405
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.766% 2038[4,5]	2,598	2,654
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	3,247	3,498
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,496	1,607
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	6,261
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2045[5,8]	2,085	2,150
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	5,293	5,511
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[4,5]	7,468	8,087
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[4,5]	8,010	8,017
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	16,426	17,015
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[3,4,5]	3,700	3,814
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.293% 2043[3,4,5]	1,750	1,754
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	13,070	13,757
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,5]	2,489	2,668
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	45,940	46,438
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,5]	20,000	20,763
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,5]	10,000	10,412
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.986% 2027[3,4,5]	13,620	13,591
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[4,5]	1,500	1,506
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	24,454	25,300
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	3,970	4,124
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.89% 2039[4,5]	14,649	15,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	4,000	4,249
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	12,708	13,374
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	13,486	13,734
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	47,134	47,573
The Bond Fund of America — Page 24 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[3,4,5]	$7,826	$7,789
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[4,5]	2,998	3,036
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[4,5]	12,815	13,105
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[4,5]	830	849
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	3,280	3,461
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	29,281	30,805
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	8,702	9,374
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,587
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,5]	2,181	2,199
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[4,5]	938	1,008
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	19,920	19,916
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	12,000	12,076
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	6,110	6,168
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	1,000	1,012
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[3,4,5]	1,495	1,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[4,5]	168	168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,5]	1,144	1,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	444	459
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	9,788	10,059
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,045	7,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[4,5]	43,609	44,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	21,094	21,466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	1,691	1,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	1,894	2,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[4,5]	39,271	41,826
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[4,5]	33,723	35,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	15,505	16,563
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	6,809	7,326
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4,5]	30,779	31,239
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	6,787	7,002
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	9,423	9,746
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	24,369	27,059
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[4,5]	6,296	6,795
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	4,993	5,096
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	16,203	17,162
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	8,725	9,162
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	30,967	33,174
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,5]	8,680	9,526
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,5]	931	965
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,5]	8,757	9,041
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[4,5]	7,050	7,458
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	36,055	37,492
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[4,5]	7,410	7,960
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,5]	6,885	7,084
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.827% 2042[4,5]	2,694	2,877
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	9,236	9,633
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	13,600	14,363
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[4,5]	21,351	22,817
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	7,755	7,976
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	7,082	7,333
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	17,020	18,072
The Bond Fund of America — Page 25 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[4,5]	$15,250	$16,142
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[5]	3,000	3,090
		988,138
Other mortgage-backed securities 0.76%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3,5]	4,250	4,258
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,5]	4,250	4,343
Bank of Montreal 2.625% 2016[3,5]	4,250	4,300
Bank of Nova Scotia 2.15% 2016[3,5]	4,650	4,724
Bank of Nova Scotia 1.75% 2017[3,5]	14,150	14,323
Barclays Bank PLC 2.50% 2015[3,5]	3,600	3,616
Caisse Centrale Desjardins 1.60% 2017[3,5]	3,375	3,411
Canadian Imperial Bank of Commerce 2.75% 2016[3,5]	4,150	4,202
Commonwealth Bank of Australia 0.75% 2016[3,5]	3,850	3,855
Commonwealth Bank of Australia 2.25% 2017[3,5]	4,150	4,233
Commonwealth Bank of Australia 1.875% 2018[3,5]	10,300	10,387
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,5]	4,400	4,424
Credit Suisse Group AG 2.60% 2016[3,5]	4,300	4,369
DNB ASA 1.45% 2019[3,5]	4,375	4,374
National Australia Bank 2.00% 2017[3,5]	3,500	3,560
National Australia Bank 1.25% 2018[3,5]	2,880	2,864
National Australia Bank 2.125% 2019[3,5]	4,000	4,032
National Bank of Canada 2.20% 2016[3,5]	4,175	4,262
Nordea Eiendomskreditt AS 2.125% 2017[3,5]	4,000	4,061
Nordea Kredit 2.00% 2037[5]	DKr63,200	9,043
Northern Rock PLC 5.625% 2017[3,5]	$850	927
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr95,550	13,672
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	10,100	1,438
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	67,400	9,593
Royal Bank of Canada 1.125% 2016[5]	$4,000	4,022
Royal Bank of Canada 2.00% 2019[5]	4,075	4,134
Royal Bank of Canada 1.875% 2020[5]	3,850	3,820
Sparebank 1 Boligkreditt AS 2.625% 2017[3,5]	3,400	3,461
Swedbank AB 2.125% 2016[3,5]	3,400	3,452
Swedbank AB 2.95% 2016[3,5]	3,000	3,052
Swedbank AB 1.375% 2018[3,5]	4,375	4,376
Toronto-Dominion Bank 1.625% 2016[3,5]	4,400	4,445
Toronto-Dominion Bank 1.50% 2017[3,5]	10,000	10,095
UBS AG 0.75% 2017[3,5]	4,375	4,379
Westpac Banking Corp. 1.375% 2015[3,5]	4,325	4,326
Westpac Banking Corp. 2.45% 2016[3,5]	4,325	4,417
Westpac Banking Corp. 1.25% 2017[3,5]	4,425	4,414
Westpac Banking Corp. 1.85% 2018[3,5]	9,000	9,044
Westpac Banking Corp. 1.375% 2019[3,5]	4,375	4,358
Westpac Banking Corp. 2.00% 2019[3,5]	7,150	7,218
Westpac Banking Corp. 2.00% 2021[3,5]	7,625	7,589
		214,873
Collateralized mortgage-backed (privately originated) 0.41%
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.187% 2023[3,4,5]	2,124	2,152
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.787% 2024[3,4,5]	1,547	1,554
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.687% 2025[4,5]	2,544	2,549
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	162	176
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	21	23
The Bond Fund of America — Page 26 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	$1,222	$1,311
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	21	22
Freddie Mac, Series 2013-DN2, Class M-1, 1.637% 2023[4,5]	5,453	5,459
Freddie Mac, Series 2013-DN1, Class M-1, 3.587% 2023[4,5]	5,732	5,883
Freddie Mac, Series 2014-DN2, Class M-1, 1.037% 2024[4,5]	4,336	4,331
Freddie Mac, Series 2014-DN1, Class M-1, 1.187% 2024[4,5]	886	884
Freddie Mac, Series 2014-DN3, Class M-1, 1.537% 2024[4,5]	6,576	6,586
Freddie Mac, Series 2014-HQ2, Class M-1, 1.637% 2024[4,5]	11,009	11,023
Freddie Mac, Series 2014-HQ1, Class M-1, 1.837% 2024[4,5]	9,736	9,778
Freddie Mac, Series 2014-HQ3, Class M-1, 1.837% 2024[4,5]	7,231	7,250
Freddie Mac, Series 2014-DN2, Class M-2, 1.837% 2024[4,5]	2,965	2,895
Freddie Mac, Series 2014-HQ2, Class M-2, 2.387% 2024[4,5]	17,865	17,665
Freddie Mac, Series 2014-DN4, Class M-2, 2.587% 2024[4,5]	4,885	4,881
Freddie Mac, Series 2014-HQ1, Class M-2, 2.687% 2024[4,5]	9,200	9,248
Freddie Mac, Series 2015-HQ2, Class M-1, 1.285% 2025[4,5]	2,000	1,994
Freddie Mac, Series 2015-HQ2, Class M-2, 2.135% 2025[4,5]	7,950	7,828
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.575% 2037[4,5]	13,543	11,899
		115,391
Total mortgage-backed obligations		6,848,303
Bonds & notes of governments & government agencies outside the U.S. 4.09%
Argentina (Republic of) 7.00% 2015	7,000	6,981
Argentina (Republic of) 7.00% 2017	32,990	31,752
Argentina (Republic of) 8.75% 2024[5]	3,950	3,769
Armenia (Republic of) 7.15% 2025[3]	4,810	4,786
Australian Government, Series 133, 5.50% 2023	A$5,000	4,591
Bermuda Government 5.603% 2020[3]	$4,075	4,564
Bermuda Government 5.603% 2020	3,940	4,413
Bermuda Government 4.138% 2023[3]	1,700	1,731
Bermuda Government 4.854% 2024[3]	10,650	11,289
Brazil (Federal Republic of) 6.00% 2017[2]	BRL14,512	1,706
Brazil (Federal Republic of) 6.00% 2020[2]	58,980	6,876
Brazil (Federal Republic of) 6.00% 2024[2]	35,907	4,198
Brazil (Federal Republic of) 10.00% 2025	8,000	2,226
Brazil (Federal Republic of) 6.00% 2050[2]	22,270	2,673
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[3]	$4,000	4,001
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,533
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[3]	5,000	5,035
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,656
Colombia (Republic of) 5.00% 2045	1,950	1,814
Colombia (Republic of) Global 4.375% 2021	9,670	10,139
Colombia (Republic of) Global 4.00% 2024	1,400	1,397
Dominican Republic 7.50% 2021[3,5]	7,000	7,892
Dominican Republic 7.50% 2021[5]	950	1,071
Dominican Republic 5.875% 2024[5]	1,640	1,710
Dominican Republic 5.50% 2025[3]	11,880	11,969
Dominican Republic 7.45% 2044[3]	7,500	8,231
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,123
European Investment Bank 1.00% 2015	9,100	9,102
FMS Wertmanagement 1.125% 2016	4,050	4,079
FMS Wertmanagement 1.00% 2017	4,400	4,389
FMS Wertmanagement 1.625% 2018	6,400	6,457
Gabonese Republic 6.375% 2024[3,5]	9,154	8,948
The Bond Fund of America — Page 27 of 41

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
German Government 0.10% 2026[2]	€35,705	$42,427
Hungarian Government 6.25% 2020	$6,700	7,538
Hungarian Government 5.375% 2023	11,600	12,627
India (Republic of) 8.83% 2023	INR762,200	12,593
India (Republic of) 8.60% 2028	4,199,300	68,470
India (Republic of) 9.20% 2030	313,800	5,403
Indonesia (Republic of) 7.875% 2019	IDR123,300,000	9,190
Indonesia (Republic of) 5.875% 2020[3]	$6,200	6,913
Indonesia (Republic of) 4.875% 2021	5,460	5,808
Indonesia (Republic of) 3.75% 2022	14,755	14,571
Indonesia (Republic of) 3.375% 2023	9,950	9,403
Indonesia (Republic of) 4.125% 2025[3]	10,300	10,133
Indonesia (Republic of) 4.125% 2025	3,850	3,787
Indonesia (Republic of), Series 71, 9.00% 2029	IDR34,700,000	2,753
Indonesia (Republic of) 8.375% 2034	121,300,000	9,118
Indonesia (Republic of) 7.75% 2038	$3,400	4,344
Indonesia (Republic of) 6.75% 2044	2,950	3,429
Instituto de Credito Oficial 1.125% 2016[3]	8,000	8,008
Inter-American Development Bank 4.375% 2044	11,500	13,373
Iraq (Republic of) 5.80% 2028[5]	21,050	17,126
Irish Government 3.90% 2023	€7,000	9,321
Irish Government 2.40% 2030	45,000	52,119
Israeli Government 5.125% 2019	$500	563
Italian Government 4.50% 2024	€8,500	11,182
Ivory Coast Government 6.375% 2028[3,5]	$18,800	18,494
Japan Bank for International Cooperation 3.00% 2024	9,330	9,599
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,113
Japanese Government, Series 19, 0.10% 2024[2]	¥12,163,424	106,848
Japanese Government, Series 42, 1.70% 2044	720,000	6,253
Kenya (Republic of) 6.875% 2024[3]	$12,000	12,235
Kenya (Republic of) 6.875% 2024	8,900	9,074
KfW 2.00% 2022	4,325	4,231
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,048
Morocco Government 4.25% 2022	5,400	5,522
Morocco Government 5.50% 2042	19,300	19,686
Municipality Finance PLC 1.125% 2018[3]	4,900	4,892
Nigeria (Republic of) 5.125% 2018[3]	7,975	8,035
Nigeria (Republic of) 6.375% 2023	13,490	13,611
Nigeria (Republic of) 14.20% 2024	NGN638,800	3,146
Panama (Republic of) Global 3.75% 2025	$3,500	3,465
Peru (Republic of) 5.625% 2050	12,610	14,123
Polish Government 2.75% 2023[2]	PLN39,921	10,150
Province of Manitoba 3.05% 2024	$6,050	6,217
Province of Ontario 3.20% 2024	20,000	20,683
Queensland Treasury Corp. 4.75% 2025	A$10,000	8,454
Republic of Honduras 8.75% 2020	$5,700	6,484
Republic of Honduras 7.50% 2024[5]	3,000	3,260
Slovenia (Republic of) 5.50% 2022	19,160	21,319
Slovenia (Republic of) 5.85% 2023	15,500	17,615
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,125
Slovenia (Republic of) 5.25% 2024	5,810	6,362
South Africa (Republic of) 5.50% 2020	6,550	7,159
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR112,000	7,017
Spanish Government 5.40% 2023	€10,000	13,860
Spanish Government 5.15% 2044	46,300	69,061
The Bond Fund of America — Page 28 of 41

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Swedish Export Credit Corp. 2.875% 2023[3]	$9,000	$9,008
Turkey (Republic of) 4.557% 2018[3]	1,195	1,251
Turkey (Republic of) 7.00% 2019	2,000	2,255
Turkey (Republic of) 3.00% 2021[2]	TRY3,995	1,075
Turkey (Republic of) 5.625% 2021	$8,000	8,663
Turkey (Republic of) 4.25% 2026	14,200	13,553
Turkey (Republic of) 8.00% 2034	1,250	1,615
Turkey (Republic of) 6.00% 2041	8,720	9,219
United Mexican States Government 3.50% 2017[2]	MXN1,007,787	12,932
United Mexican States Government, Series M, 5.00% 2017	60,000	3,891
United Mexican States Government 4.50% 2025[2]	1,829,049	25,270
United Mexican States Government 4.00% 2040[2]	295,098	3,834
United Mexican States Government Global, Series A, 5.125% 2020	$1,250	1,382
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,232
United Mexican States Government Global 3.60% 2025	24,775	24,490
United Mexican States Government Global 5.55% 2045	10,000	10,700
United Mexican States Government Global 4.60% 2046	10,000	9,312
Zambia (Republic of) 5.375% 2022	8,500	7,406
		1,154,529
Asset-backed obligations 3.68%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	206	206
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3,5]	20,000	20,219
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	16,000	16,024
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,5]	14,000	13,959
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,5]	11,470	11,445
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	7,620	7,628
Ally Master Owner Trust, Series 2014-1, Class A1, 0.656% 2019[4,5]	8,015	8,016
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	8,700	8,730
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	7,080	7,112
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	30,600	30,684
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	1,201	1,208
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	3,405	3,395
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,326	10,309
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	650	654
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	8,275	8,270
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	3,095	3,103
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[5]	6,053	6,081
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	4,215	4,466
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.564% 2023[3,4,5]	32,000	31,957
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	1,673	1,672
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.673% 2023[3,4,5,8]	8,505	8,505
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	4,400	4,404
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.529% 2019[3,4,5]	13,412	13,173
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[5]	5,185	5,201
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	12,000	12,056
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[3,4,5,8]	41,750	41,750
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[3,4,5,8]	30,365	30,362
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	2,135	2,135
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	9,670	9,670
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	9,900	9,914
Chase Issuance Trust, Series 2013-A7, Class A, 0.616% 2020[4,5]	11,955	11,995
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.604% 2026[3,4,5]	15,277	15,267
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,5]	5,775	5,777
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	5,000	4,997
The Bond Fund of America — Page 29 of 41

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,5]	$3,850	$3,859
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	7,520	7,521
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.904% 2033[4,5]	808	812
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	1,245	1,265
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,5]	1,650	1,661
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	2,180	2,177
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	3,125	3,129
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,5]	2,395	2,395
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.334% 2035[4,5]	6,142	5,619
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[4,5]	7,754	7,212
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[4,5]	11,666	10,632
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	13,500	13,405
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[4,5]	9,970	9,979
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	10,970	11,064
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	19,930	19,914
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	16,700	16,810
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[3,5]	3,500	3,520
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.525% 2023[3,4,5]	10,000	9,973
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	8,616	8,611
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	6,000	5,989
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[3,4,5]	5,194	5,166
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	3,680	3,726
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	24,110	24,064
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	9,165	9,272
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	10,890	10,831
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	760	787
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,5]	7,463	7,311
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,5]	4,915	4,894
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.585% 2028[3,4,5]	11,111	11,113
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,8,11]	45,108	44,716
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,8,11]	1,351	1,340
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	11,075	11,066
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	8,500	8,605
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	19,000	18,882
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,5]	3,476	3,450
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.085% 2035[4,5]	6,276	5,975
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[5]	6,590	6,589
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	11,880	11,890
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	9,180	9,183
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	1,095	1,095
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.341% 2037[4,5]	6,016	5,432
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[4,5]	1,464	1,434
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	655	677
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[5]	336	353
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[5]	1,102	1,172
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[3,4,5]	18,965	18,945
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[3,4,5,8]	35,000	35,000
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	10,700	10,702
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.867% 2035[4,5]	3,420	3,417
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.686% 2021[3,4,5]	3,644	3,648
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.666% 2022[3,4,5]	2,488	2,490
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.803% 2040[4,5]	2,045	2,049
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[3,4,5]	15,000	14,969
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,5]	4,000	4,008
The Bond Fund of America — Page 30 of 41

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[5]	$944	$989
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[5]	756	816
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	7,500	7,457
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	12,750	12,654
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,5]	10,855	10,763
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[5]	1,136	1,165
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.285% 2036[4,5]	856	755
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	467	470
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[5]	302	304
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[5]	1,296	1,309
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	3,860	3,890
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	1,251	1,255
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	6,000	5,998
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	10,620	10,620
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	5,400	5,418
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	1,165	1,170
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	499	503
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	1,975	1,976
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	4,465	4,497
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,175	1,203
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	11,170	11,158
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	16,000	16,055
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	2,300	2,308
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.777% 2017[4,5]	10,000	10,003
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.786% 2022[3,4,5]	3,070	3,076
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	£1,160	1,665
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,5]	$1,400	1,396
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.934% 2030[4,5]	3,600	3,605
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1803% 2033[4,5]	10,000	9,969
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.684% 2035[4,5]	2,650	2,525
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,5]	4,809	4,840
Trade Maps Ltd., 2013-1-A-A, 0.885% 2018[3,4,5]	14,685	14,690
Trade Maps Ltd., 2013-1-A-B, 1.435% 2018[3,4,5]	2,900	2,903
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[5]	2,056	2,143
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	6,735	6,975
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[5]	2,220	2,300
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[5]	3,000	3,230
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[5]	1,020	1,032
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[5]	755	797
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,910	2,911
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	13,500	13,475
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	3,740	3,732
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,5]	6,750	6,770
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,5]	7,875	7,831
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.666% 2022[4,5]	1,600	1,600
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	6,935	6,926
		1,037,269
Municipals 2.50%
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	5,000	5,309
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	10,000	10,023
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	6,900	6,940
The Bond Fund of America — Page 31 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	$10,000	$10,778
State of California, Various Purpose G.O. Bonds, 4.50% 2043	10,000	10,604
State of California, Various Purpose G.O. Bonds, 5.00% 2024	10,000	12,150
State of California, Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,569
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,865
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	5,886
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,189
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	16,933
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	45,219
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	9,882
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	22,000	23,955
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.350% 2038 (put 2017)[4]	2,400	2,387
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	20,000	22,302
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,586
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,700
State of California, Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2042	16,305	18,039
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	30,090	30,616
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,253
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 1.06% 2035 (put 2020)[4]	5,000	4,960
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	15,809
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,854
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,294
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	18,099
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,092
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.11% 2050 (put 2025)[4]	4,650	4,581
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	681	650
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	10,000	2,069
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,129
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,700	1,776
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,090	4,256
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	755	806
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	720
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 0.937% 2030[4,5]	7,678	7,678
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,720	1,744
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,855	5,236
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[5]	6,344	5,982
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,000	1,078
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,400	1,458
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,365	1,421
The Bond Fund of America — Page 32 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	$495	$513
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	370	380
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,313
State of New Mexico, City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	7,750	7,697
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,034
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,660	5,129
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,831
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,136
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	10,904
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	21,925
State of New York, City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	8,000	9,606
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,003
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	26,100	28,656
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2013-CC, 5.00% 2047	11,650	12,782
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	14,500	16,246
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,745	1,855
State of Ohio, Higher Education G.O. Ref. Bonds, Series 2015-A, 5.00% 2024	28,760	34,935
State of Ohio, Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	4,000	4,366
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.704% 2029[4]	7,665	5,614
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	911
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,100	2,039
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,300	2,181
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	3,195	3,451
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,621
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	760	796
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,105	1,157
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,350	1,434
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	955	1,020
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,000	2,156
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	10,806
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,093
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,986
State of Texas, Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,510	17,452
State of Washington, Various Purpose G.O. Ref. Bonds, Series R-2015-E, 5.00% 2024	19,370	23,461
The Bond Fund of America — Page 33 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	$8,000	$8,062
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	10,000	9,844
		704,272
Federal agency bonds & notes 2.42%
CoBank, ACB 7.875% 2018[3]	23,615	27,146
CoBank, ACB 0.886% 2022[3,4]	29,725	28,090
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	4,631	4,679
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	2,522	2,556
Fannie Mae 5.375% 2016	10,420	10,955
Fannie Mae 5.00% 2017	10,290	11,010
Fannie Mae 2.625% 2024	40,305	40,146
Fannie Mae 7.125% 2030	3,900	5,737
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	1,468	1,468
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	7,175	7,479
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[4,5]	8,350	8,666
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	6,395	6,530
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	8,075	8,479
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,381
Federal Farm Credit Banks 0.235% 2017[4]	26,250	26,257
Federal Farm Credit Banks 0.241% 2017[4]	21,501	21,511
Federal Home Loan Bank 2.125% 2016	18,860	19,171
Federal Home Loan Bank 2.75% 2018	16,635	17,436
Federal Home Loan Bank 3.375% 2023	28,050	29,761
Federal Home Loan Bank 5.50% 2036	600	772
Freddie Mac 1.25% 2019	43,500	42,889
Freddie Mac, Series KF02, Class A2, multifamily 0.731% 2020[4,5]	17,896	17,962
Freddie Mac, Series KF02, Class A3, multifamily 0.811% 2020[4,5]	8,398	8,468
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	2,878	2,963
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,096	2,175
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,788	1,777
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,322
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	8,590	9,003
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,282
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,276
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	22,872
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,738	2,838
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	11,565	11,850
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,707	3,845
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,732
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	25,851
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	13,500	13,648
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[5]	7,600	7,762
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[5]	5,000	4,894
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	15,995	15,869
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[5]	3,000	3,061
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,607
Private Export Funding Corp. 3.55% 2024	26,425	27,751
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,621
Tennessee Valley Authority 1.875% 2022	23,750	22,674
Tennessee Valley Authority 4.65% 2035	4,000	4,503
Tennessee Valley Authority 5.25% 2039	21,250	25,722
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	23,436
The Bond Fund of America — Page 34 of 41

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	$3,200	$3,632
TVA Southaven 3.846% 2033[5]	3,157	3,277
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	14,000	14,251
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,879
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,040
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	7,033
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,326
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	3,978	4,149
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,438	4,678
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[5]	1,605	1,681
		682,829
Total bonds, notes & other debt instruments (cost: $26,960,848,000)		27,101,102
Convertible stocks 0.04% Industrials 0.04%	Shares
CEVA Group PLC, Series A-1, 3.289% convertible preferred[8]	9,732	9,732
CEVA Group PLC, Series A-2, 2.289% convertible preferred[8,11]	2,575	1,906
Total convertible stocks (cost: $13,571,000)		11,638
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,338
Total preferred securities (cost: $5,820,000)		4,338
Common stocks 0.10% Industrials 0.03%
CEVA Group PLC[3,8,12]	12,179	9,012
Atrium Corp.[3,8,12]	985	1
		9,013
Health care 0.02%
Rotech Healthcare Inc.[8,12]	342,069	4,960
Energy 0.00%
Gener8 Maritime, Inc.[3,12]	1,716	24
Consumer discretionary 0.00%
Revel AC, Inc.[8,11,12]	222,053	—
Miscellaneous 0.05%
Other common stocks in initial period of acquisition		13,437
Total common stocks (cost: $78,627,000)		27,434
The Bond Fund of America — Page 35 of 41

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Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
General Maritime Corp., warrants, expire 2017[3,8,12]	2,654	$—
Total rights & warrants (cost: $671,000)		—
Short-term securities 17.02%	Principal amount (000)
Abbott Laboratories 0.11% due 8/20/2015–8/27/2015[3]	$ 100,000	99,986
Apple Inc. 0.13% due 9/21/2015[3]	50,000	49,977
Caterpillar Financial Services Corp. 0.12% due 8/28/2015	40,000	39,989
Chariot Funding, LLC 0.27%–0.30% due 8/17/2015–10/23/2015[3]	55,000	54,965
Chevron Corp. 0.10%–0.14% due 7/1/2015–9/22/2015[3]	184,800	184,744
Coca-Cola Co. 0.13%–0.40% due 7/21/2015–1/26/2016[3]	204,100	203,924
Emerson Electric Co. 0.10%–0.13% due 7/23/2015–9/8/2015[3]	107,700	107,675
ExxonMobil Corp. 0.10%–0.12% due 8/18/2015–9/23/2015	154,800	154,743
Fannie Mae 0.09%–0.24% due 7/1/2015–1/19/2016	593,800	593,524
Federal Farm Credit Banks 0.08%–0.22% due 8/5/2015–3/10/2016	175,200	175,071
Federal Home Loan Bank 0.06%–0.29% due 7/6/2015–2/2/2016	1,731,250	1,731,044
Freddie Mac 0.10%–0.22% due 7/7/2015–1/20/2016	897,730	897,468
General Electric Capital Corp. 0.28% due 10/6/2015	25,000	24,991
General Electric Co. 0.06% due 7/1/2015	15,700	15,700
John Deere Capital Corp. 0.11%–0.13% due 7/17/2015–8/11/2015[3]	47,500	47,495
Jupiter Securitization Co., LLC 0.30%–0.32% due 11/3/2015–11/25/2015[3]	125,000	124,837
Microsoft Corp. 0.08% due 7/22/2015[3]	70,300	70,298
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/20/2015	50,000	49,996
Paccar Financial Corp. 0.12% due 8/6/2015	14,400	14,397
Private Export Funding Corp. 0.22% due 8/3/2015[3]	25,000	24,996
Qualcomm Inc. 0.10% due 8/19/2015[3]	15,400	15,397
Regents of the University of California 0.14% due 8/26/2015	25,000	24,994
U.S. Treasury Bills 0.11% due 7/2/2015	50,000	50,000
United Technologies Corp. 0.12% due 7/27/2015–8/3/2015[3]	43,600	43,594
Total short-term securities (cost: $4,799,166,000)		4,799,805
Total investment securities 113.25% (cost: $31,858,703,000)		31,944,317
Other assets less liabilities (13.25)%		(3,737,240)
Net assets 100.00%		$28,207,077
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Bond Fund of America — Page 36 of 41

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $344,967,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Mexican pesos	7/17/2015	Bank of New York Mellon	MXN74,682	$4,785	$(39)
Sales:
Australian dollars	8/6/2015	Bank of America, N.A.	$7,735	A$10,000	$36
Brazilian reais	7/13/2015	Citibank	$1,650	BRL5,025	42
Brazilian reais	7/27/2015	Citibank	$7,848	BRL24,500	47
British pounds	7/10/2015	Bank of New York Mellon	$1,837	£1,200	(48)
British pounds	7/15/2015	UBS AG	$4,905	£3,165	(68)
British pounds	7/28/2015	Bank of America, N.A.	$6,128	£3,900	1
Danish kroner	7/22/2015	HSBC Bank	$24,082	DKr158,000	456
Danish kroner	7/29/2015	HSBC Bank	$9,020	DKr60,000	47
Euros	7/14/2015	Barclays Bank PLC	$4,045	€3,700	(81)
Euros	7/29/2015	Bank of America, N.A.	$2,496	€2,200	43
Euros	8/5/2015	JPMorgan Chase	$37,752	€33,200	720
Euros	8/5/2015	JPMorgan Chase	$56,762	€51,000	(123)
Euros	8/6/2015	UBS AG	$24,992	€22,280	140
Euros	8/6/2015	HSBC Bank	$108,534	€97,250	59
Japanese yen	7/8/2015	UBS AG	$50,793	¥6,280,000	(526)
Japanese yen	7/10/2015	Citibank	$50,978	¥6,315,000	(628)
Japanese yen	8/14/2015	UBS AG	$5,852	¥715,000	7
Mexican pesos	7/15/2015	HSBC Bank	$5,559	MXN85,805	106
Mexican pesos	7/20/2015	Barclays Bank PLC	$10,410	MXN157,995	373
					$603
Forward currency contracts — net					$564
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $12,314,924,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$13,800,000	$(690)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	180,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(885)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	320
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(83)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	273,000	(14)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,300,000	(273)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	742,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(337)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.17	5/12/2018	20,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	270,000	(402)
The Bond Fund of America — Page 37 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11%	5/30/2019	$250,000	$(230)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	100,000	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,039
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,301
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	512
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	936
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,016
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	590
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,602
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	2,105
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	179
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	480
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	414
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	(137)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	(736)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	(259)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	(246)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	2/17/2020	121,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	(189)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	(295)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	113
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	(374)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	(2,185)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	4/8/2020	175,000	(2,046)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.648	5/5/2020	38,000	(175)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/26/2020	40,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	250,000	(1,103)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(649)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	273,200	451
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	100,000	303
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	100,000	456
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	95,000	397
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	282,100	496
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	140,000	108
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,000	146
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	150,000	272
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	119,500	(43)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	75,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(390)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(554)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	151,000	3,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	151,000	(3,302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.03798	5/21/2022	100,000	558
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9565	6/1/2022	15,000	(168)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(1,484)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(730)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(3,702)
The Bond Fund of America — Page 38 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736%	4/17/2024	$20,000	$(623)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,398)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,358)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(101)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(1,074)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	223
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	1,013
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	125
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	243
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	133
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	54,000	2,559
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	463
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	1,262
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	6,100,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	20,000	483
Pay	LCH.Clearnet	3-month USD-LIBOR	2.255	5/20/2025	150,000	2,662
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	145,000	(1,218)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	20,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	6,552
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	435
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	1,753
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(5,767)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(1,327)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(1,538)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(802)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	20,500	137
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	1,602
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	1,436
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	245
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	277
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6025	2/20/2045	10,700	(749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	1,859
Pay	LCH.Clearnet	3-month USD-LIBOR	2.38452	4/27/2045	13,500	1,560
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3942	4/28/2045	9,500	1,079
Pay	LCH.Clearnet	3-month USD-LIBOR	2.39005	4/29/2045	9,500	1,085
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	5/5/2045	9,500	809
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5745	5/5/2045	5,000	381
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	40,000	5,409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.717	5/26/2045	45,000	2,101
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	9,000	593
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	23,000	376
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	9,300	185
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	30,000	391
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	30,150	(901)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	45,000	(40)
The Bond Fund of America — Page 39 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886%	7/1/2045	$34,500	$(403)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	9,000	—
						$17,577
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,455,000 over the prior 11-month period.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$48,500	$(888)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $132,063,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,132,816,000, which represented 14.65% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,181,000, which represented .15% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $224,931,000, which represented .80% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$45,105	$44,716.16%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,351	1,340.00
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-1/23/2012	3,703	1,906.01
Revel AC, Inc.	2/14/2011-10/25/2012	23,124	—	.00
Total private placement securities		$ 73,283	$ 47,962.17%

The Bond Fund of America — Page 40 of 41

unaudited
Key to abbreviations and symbols
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
DKr = Danish kroner
€ = Euros
£ = British pounds
INR = Indian rupees
IDR = Indonesian rupiah
¥ = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0815O-S49227	The Bond Fund of America — Page 41 of 41

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2015